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PROSPECTUS — MANAGED ALLOCATION FUNDS – CLASS B SHARES

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VISION GROUP OF FUNDS

for Where you want to be

VISION GROUP OF FUNDS

Class B Shares

VISION Managed Allocation Fund – Aggressive Growth
VISION Managed Allocation Fund – Moderate Growth
VISION Managed Allocation Fund – Conservative Growth

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

VISION Funds • Are NOT FDIC-Insured • Have No Bank Guarantee • May Lose Value

May 1, 2002

CONTENTS

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4	Fund Goals, Strategies, Risks and Performance
Bar Charts
Average Annual Total Return Tables
12	Principal Risks of the Funds

13	What are the Funds’ Fees and Expenses?

15	What are the Funds’ Main Investments and Investment Techniques?

21	Specific Risks of Investing in the Funds

24	What do Shares Cost?
Sales Charge When You Redeem – Class B Shares

26	How are the Funds Sold?
Rule 12B-1 Plans
Shareholder Services
27	How to Purchase Shares
Placing Your Order
Payment Methods
Systematic Investment Program
29	How to Redeem Shares
Redemption Order Methods
Redemption Payment Options
Additional Conditions
Systematic Withdrawal Programs
32	How to Exchange Shares
Exchanging Shares By Telephone
Exchanging Shares By Mail
Systematic Transfer/Exchange Plan (STEP)
34	Account and Share Information
Confirmation and Account Statements
Dividends
Accounts with Low Balances
Tax Information
35	Who Manages the Funds?
Portfolio Managers

36	Financial Information
Financial Highlights

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FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

What is a Mutual Fund?

A registered investment company that makes investments on behalf of individuals and institutions who share common financial goals. A mutual fund pools the money of its shareholders to invest in a “mix” of securities, called a portfolio, that pursues a specific objective. The money earned from the portfolio of investments is distributed back to shareholders as dividends, or, if any securities are sold at a profit, as capital gains. Shareholders can reinvest their earnings to purchase additional shares of the fund, or receive their earnings in cash.

Benefits Of A Mutual Fund:

  Professional money management
  Structured, disciplined decision making
  Asset diversification
  Choices to pursue a wide range of goals
  Affordability
  Accessibility

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This Prospectus of the VISION Group of Funds (the “Trust”) offers Class B Shares of the three Managed Allocation Funds. Under a separate prospectus, the Trust offers Class A Shares of ten portfolios, including three Money Market Funds, four Income Funds and the three Managed Allocation Funds; and Class A and Class B Shares of six Equity Funds. Under a separate prospectus, the Trust offers Shares of two other portfolios for institutional investors, including one Money Market Fund and one Income Fund, and Institutional Shares for VISION Money Market Fund. VISION Treasury Money Market Fund and VISION Money Market Fund offer another class of shares, Class S Shares, under a separate prospectus. The following describes the investment goals (objectives), strategies and principal risks of each Managed Allocation Fund (each, a “Fund”). There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

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The Funds are successors to the following corresponding portfolios of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

Successor VISION Fund	Corresponding Governor Fund
VISION Managed Allocation Fund –	Lifestyle Growth Fund
Aggressive Growth
VISION Managed Allocation Fund –	Lifestyle Moderate Growth Fund
Moderate Growth
VISION Managed Allocation Fund –	Lifestyle Conservative Growth Fund
Conservative Growth

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Prior to that date, each successor VISION Fund had no investment operations. Accordingly, the performance information and financial information provided in this Prospectus for periods prior to January 8, 2001 is historical information for the corresponding Governor Fund. Each Governor Fund was managed by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank Corporation on October 6, 2000. M&T Bank Corporation is the parent of M&T Asset Management, a department of Manufacturers and Traders Trust Company (the “Adviser”), the adviser for each successor VISION Fund. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to those of the successor VISION Fund, although the Governor Funds had different fee and expense arrangements. The shareholders of each Governor Fund approved the reorganization and received Class A Shares of the successor VISION Fund on the date of the reorganization.

GOALS

  VISION MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH seeks capital appreciation.
  VISION MANAGED ALLOCATION FUND – MODERATE GROWTH seeks capital growth and, secondarily, income.
  VISION MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH seeks capital growth and income.

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STRATEGIES

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Each Fund seeks to achieve its goal by investing in a combination of underlying funds (“Underlying Funds”) managed by the Adviser. Each Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that each Fund normally has exposure to each of these asset classes. With respect to each Fund, the amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve that Fund’s goal based upon the Adviser’s view of economic conditions. In the case of VISION Managed Allocation Fund – Aggressive Growth, and VISION Managed Allocation Fund – Moderate Growth, the largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). With respect to VISION Managed Allocation Fund – Moderate Growth, however, the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can at times exceed the amount in equities. In the case of VISION Managed Allocation Fund – Conservative Growth, the largest allocations normally are to Underlying Fixed Income Funds, but at times the amount allocated to Underlying Equity Funds and Underlying Money Market Funds can exceed the amount in Underlying Fixed Income Funds.

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THE VISION MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH

The Fund currently plans to invest in shares of the following underlying VISION Funds within the percentage ranges indicated:

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INVESTMENT RANGE
(Percentage of the Managed Allocation
ASSET CLASS	Fund – Aggressive Growth Assets)
MONEY MARKET FUNDS	0-20%
Institutional Prime Money Market Fund
Treasury Money Market Fund

FIXED INCOME FUNDS	0-30%
Institutional Limited Duration
U.S. Government Fund
Intermediate Term Bond Fund
U.S. Government Securities Fund

EQUITY FUNDS	70-100%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund

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THE VISION MANAGED ALLOCATION FUND – MODERATE GROWTH

The Fund currently plans to invest in shares of the following underlying VISION Funds within the percentage ranges indicated:

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INVESTMENT RANGE
(Percentage of the Managed Allocation
ASSET CLASS	Fund – Moderate Growth Assets)
MONEY MARKET FUNDS	5-45%
Institutional Prime Money Market Fund
Treasury Money Market Fund

FIXED INCOME FUNDS	15-50%
Institutional Limited Duration
U.S. Government Fund
Intermediate Term Bond Fund
U.S. Government Securities Fund

EQUITY FUNDS	40-70%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund

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THE VISION MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH

The Fund currently plans to invest in shares of the following underlying VISION Funds within the percentage ranges indicated:

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INVESTMENT RANGE
(Percentage of the Managed Allocation
ASSET CLASS	Fund – Conservative Growth Assets)
MONEY MARKET FUNDS	5-50%
Institutional Prime Money Market Fund
Treasury Money Market Fund

FIXED INCOME FUNDS	35-70%
Institutional Limited Duration
U.S. Government Fund
Intermediate Term Bond Fund
U.S. Government Securities Fund

EQUITY FUNDS	5-35%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund

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Summary of Goals, Strategies and Risks of the Underlying Funds

A summary of the goals, strategies and risks of the Underlying Funds is set forth below. Capitalized terms are defined under the captions “What are the Funds’ Main Investments and Investment Techniques?” and “Specific Risks of Investing in the Funds.” Additional information on each Underlying Fund can be found in separate VISION Funds prospectuses, which are available by calling (800) 836-2211.

Underlying Money Market Funds

Goals. The goal of each Underlying Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

Strategies. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury Securities. Institutional Prime Money Market Fund may invest primarily in Bank Instruments, Corporate Debt Securities, Municipal Securities, Variable Rate Demand Instruments, Mortgage Backed Securities, Asset Backed Securities, Treasury Securities, Agency Securities and Repurchase Agreements.

Risks. The principal risks applicable to Underlying Money Market Funds are, in the case of Treasury Money Market Fund, Interest Rate Risks and Call Risks; and in the case of Institutional Prime Money Market Fund, Interest Rate Risks, Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.

Underlying Fixed Income Funds

Goals. The goal of each Underlying Fixed Income Fund is to seek current income. Capital appreciation is a secondary goal of Intermediate Term Bond Fund and U.S. Government Securities Fund, while preservation of capital is a secondary goal of Institutional Limited Duration U.S. Government Fund.

Strategies – Principal Securities. Intermediate Term Bond Fund may invest primarily in each category of Fixed Income Securities. Institutional Limited Duration U.S. Government Fund and U.S. Government Securities Fund may invest primarily in each category of Fixed Income Securities, with the exception of Corporate Debt Securities and Bank Instruments.

Strategies – Duration/Maturity. Institutional Limited Duration U.S. Government Fund seeks to maintain an average duration of less than three years. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Intermediate Term Bond Fund seeks to maintain a dollar-weighted average maturity of 3 to 10 years. U.S. Government Securities Fund will invest primarily in fixed income securities having maturities greater than one year.

Risks. The principal risks applicable to Underlying Fixed Income Funds are Interest Rate Risks, Credit Risks, Call Risks and Prepayment Risks.

Underlying Equity Funds

Goals. The goal of each Underlying Equity Fund is to provide capital appreciation, although the primary goal, in the case of Large Cap Value Fund, and the secondary goal, in the case of Mid Cap Stock Fund, is current income.

Strategies – Principal Securities. Each Underlying Equity Fund invests primarily in Equity Securities and Convertible Securities, which, in the case of International Equity Fund, include primarily Foreign Securities.

Strategies – Market Capitalization. Large Cap Growth Fund, Large Cap Value Fund and Large Cap Core Fund each invests primarily in “large cap” securities of companies that, in the case of Large Cap Core Fund, have a market capitalization of at least $10 billion at time of purchase. Mid Cap Stock Fund invests primarily in “mid cap” securities similar in size, at time of purchase, to those within the S&P Mid Cap 400 Index which security size, at March 25, 2002, ranged from approximately $281 million to $10.5 billion. Small Cap Fund invests primarily in “small cap” securities of companies that have a market capitalization under $2 billion at the time of purchase.

Strategies – Style Orientation. International Equity Fund and Large Cap Value Fund use a “value” oriented approach, seeking companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measures. Large Cap Growth Fund uses a “growth” oriented approach, seeking stocks with high earnings growth which, in the opinion of the Adviser, will lead to appreciation in stock price. Small Cap Stock Fund, Mid Cap Stock Fund and Large Cap Core Fund use a “blended” oriented approach, using a growth-based strategy or value-based strategy (or both), as market conditions dictate.

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Risks. The principal risks applicable to Underlying Equity Funds are Stock Market Risks, Risks Related to Investing for Growth, Risks Related to Investing for Value, Risks Related to Company Size, Risks of Foreign Investing and Risks Associated with Non-Investment Grade Securities.

PERFORMANCE

On the following pages is performance information for the Class A Shares of each Fund, which is another class of shares offered by each Fund. Class A Shares are not offered in this prospectus for the Fund’s Class B Shares. The total returns for Class A Shares are disclosed here because Class B Shares have only been offered since May 1, 2002. The Class A Shares total returns would be substantially similar to the annual returns for Class B Shares over the same period and would differ only to the extent that these classes do not have the same expenses.

This information gives you some indication of the risks of an investment in a Fund by comparing each Fund’s performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, call (800) 836-2211.

Bar Charts

The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares.

Average Annual Total Return

Following the bar chart is a performance table showing the Average Annual Total Return for Class A Shares of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2001. The Funds’ total return figures reflect the maximum sales charge that could apply. The market indices are unmanaged and are not adjusted for any sales charge, expenses or other fees the SEC requires to be reflected in the Fund’s performance. You cannot invest directly in an index.

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VISION MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH

Total Return Bar Chart and Table

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The total returns shown here are for Class A Shares which is another class of shares offered by the Fund. Class A Shares are not offered in this prospectus for the Fund’s Class B Shares. The total returns for Class A Shares are disclosed here because Class B Shares have only been offered since May 1, 2002. These total returns would be substantially similar to the annual returns for Class B Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class B Shares will exceed those of Class A Shares.

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The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

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The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 1.77%.

Within the periods shown in the Chart, the Fund’s Class A Shares highest quarterly return was 9.85% (quarter ended December 31, 2001). Its lowest quarterly return was (12.17)% (quarter ended September 30, 2001).

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Average Annual Total Return Table

(For the periods ended December 31, 2001)

		Start of
	1 Year	Performance[1]
Fund
Returns before taxes	(12.36)%	(0.89)%
Returns after taxes on distributions[2]	(12.69)%	(1.71)%
Returns after taxes on distributions
and sales of Fund shares[2]	(7.29)%	(1.05)%
S&P 500	(11.88)%	(1.36)%
LBAB	8.44%	6.32%

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The accompanying table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2001. Returns before taxes are shown for the Fund’s Class A Shares. In addition, returns after taxes are shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on the Fund’s Class A Shares returns. Actual after tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows the Fund’s Class A Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB). LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. The S&P 500 is an index of large cap common stocks. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s Class A Shares performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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1 The Fund’s start of performance date was February 18, 1999.

2  After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

VISION MANAGED ALLOCATION FUND – MODERATE GROWTH

Total Return Bar Chart and Table

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The total returns shown here are for Class A Shares which is another class of shares offered by the Fund. Class A Shares are not offered in this prospectus for the Fund’s Class B Shares. The total returns for Class A Shares are disclosed here because Class B Shares have only been offered since May 1, 2002. These total returns would be substantially similar to the annual returns for Class B Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class B Shares will exceed those of Class A Shares.

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The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

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The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 1.02%.

Within the periods shown in the Chart, the Fund’s Class A Shares highest quarterly return was 6.36% (quarter ended December 31, 2001). Its lowest quarterly return was (7.14)% (quarter ended September 30, 2001).

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Average Annual Total Return Table

(For the periods ended December 31, 2001)

		Start of
	1 Year	Performance[1]
Fund
Returns before taxes	(6.87)%	0.90%
Returns after taxes on distributions[2]	(7.52)%	(0.37)%
Returns after taxes on distributions
and sales of Fund shares[2]	(4.16)%	0.11%
S&P 500	(11.88)%	(1.63)%
LBAB	8.44%	6.24%

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The accompanying table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2001. Returns before taxes are shown for the Fund’s Class A Shares. In addition, returns after taxes are shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on the Fund’s Class A Shares returns. Actual after tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows the Fund’s Class A Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB). LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. The S&P 500 is an index of large cap common stocks. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s Class A Shares performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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1 The Fund’s start of performance date was February 4, 1999.

2  After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

VISION MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH

Total Return Bar Chart and Table

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The total returns shown here are for Class A Shares which is another class of shares offered by the Fund. Class A Shares are not offered in this prospectus for the Fund’s Class B Shares. The total returns for Class A Shares are disclosed here because Class B Shares have only been offered since May 1, 2002. These total returns would be substantially similar to the annual returns for Class B Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class B Shares will exceed those of Class A Shares.

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The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

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The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.49%

Within the periods shown in the Chart, the Fund’s Class A Shares highest quarterly return was 2.23% (quarter ended December 31, 2001). Its lowest quarterly return was (1.43)% (quarter ended September 30, 2001).

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Average Annual Total Return Table

(For the periods ended December 31, 2001)

		Start of
	1 Year	Performance[1]
Fund
Returns before taxes	(1.84)%	1.63%
Returns after taxes on distributions[2]	(2.96)%	0.09%
Returns after taxes on distributions
and sales of Fund shares[2]	(1.13)%	0.54%
S&P 500	(11.88)%	(2.26)%
LBAB	8.44%	6.23%

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The accompanying table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2001. Returns before taxes are shown for the Fund’s Class A Shares. In addition, returns after taxes are shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on the Fund’s Class A Shares returns. Actual after tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows the Fund’s Class A Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB). LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. The S&P 500 is an index of large cap common stocks. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s Class A Shares performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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1 The Fund’s start of performance date was February 3, 1999.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

PRINCIPAL RISKS OF THE FUNDS

What is Risk?

The chance that the value of an investment could decline or that income from the investment could be different than expected. There are several types of risk that vary according to the type of investment.

The Funds and the Shares offered by this prospectus are not deposits or obligations of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Each Fund is subject to affiliated persons risk. In managing the Funds, the Adviser has the authority to select and substitute the underlying funds in which the Funds will invest. The Adviser is subject to conflicts of interest in allocating Fund assets among the various underlying funds both because the fees payable to it and/or its affiliates by some underlying funds are higher than the fees payable by other underlying funds and because the Adviser is also primarily responsible for managing the underlying funds. The Trustees and officers of the Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the underlying funds. Following are additional risks associated with investments in the Funds.

	MANAGED	MANAGED	MANAGED
	ALLOCATION	ALLOCATION	ALLOCATION
	FUND –	FUND –	FUND –
	AGGRESSIVE	MODERATE	CONSERVATIVE
RISKS	GROWTH	GROWTH	GROWTH
Stock Market Risks[1]	X	X	X
Risks Related to
Investing for Growth[2]	X	X	X
Risks Related to
Investing for Value[3]	X	X	X
Risks Related to
Company Size[4]	X	X	X
Interest Rate Risks[5]		X	X
Credit Risks[6]		X	X
Call Risks[7]		X	X
Prepayment Risks[8]		X	X
Risks of Foreign Investing[9]	X	X	X

[1]	The risk posed by the fact that the value of equity securities rise and fall.
[2]	Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
[3]	Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
[4]	The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
[5]	The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
[6]	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
[7]	The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
[8]	The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decrease in a rising interest rate environment. This adversely affects the value of these securities.
[9]	Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

WHAT ARE THE FUNDS’ FEES AND EXPENSES?

VISION MANAGED ALLOCATION FUNDS

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of each Fund’s Class B Shares.

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	MANAGED	MANAGED	MANAGED
	ALLOCATION	ALLOCATION	ALLOCATION
	FUND –	FUND –	FUND –
	AGGRESSIVE	MODERATE	CONSERVATIVE
	GROWTH	GROWTH	GROWTH
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(Before Waivers)[1]
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee[2]	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	0.75%	0.75%	0.75%
Shareholder Services Fee	0.25%	0.25%	0.25%
Other Expenses[3]	1.38%	1.22%	2.96%
Total Annual Fund Operating Expenses	2.63%[4]	2.47%[4]	4.21%[4]
[1] Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending April 30, 2002.
Total Waivers of Fund Expenses	0.63%	0.47%	2.21%
Total Actual Annual Fund Operating Expenses (after waivers)	2.00%	2.00%	2.00%
[2] The adviser expects to voluntarily waive all of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fees paid by the Funds (after the anticipated voluntary waivers) were 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2002.
[3] The adviser expects to voluntarily reimburse certain operating expenses of the Funds. The adviser can terminate this anticipated voluntary reimbursement at any time. Total other expenses paid by the Fund (after the anticipated voluntary reimbursement) were 1.00%, 1.00% and 1.00%, respectively, for the fiscal year ending April 30, 2002.
[4] After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the 15th of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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EXAMPLE

This Example is intended to help you compare the cost of investing in each Fund’s Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each Fund’s Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class B Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Aggressive Growth
Expenses assuming redemption	$766	$1,117	$1,595	$2,964
Expenses assuming no redemption	$266	$817	$1,395	$2,964
Moderate Growth
Expenses assuming redemption	$750	$1,070	$1,516	$2,806
Expenses assuming no redemption	$250	$770	$1,316	$2,806
Conservative Growth
Expenses assuming redemption	$923	$1,578	$2,347	$4,380
Expenses assuming no redemption	$423	$1,278	$2,147	$4,380

WHAT ARE THE FUNDS’ MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

PRINCIPAL SECURITIES OF THE FUNDS:

The principal securities of each Fund are marked with an “x.”

	MANAGED	MANAGED	MANAGED
	ALLOCATION	ALLOCATON	ALLOCATION
	FUND –	FUND –	FUND –
	AGGRESSIVE	MODERATE	CONSERVATIVE
	GROWTH*	GROWTH*	GROWTH*
Equity Securities	X	X	X
Common Stocks	X	X	X
Preferred Stocks	X	X	X
Fixed Income Securities	X	X	X
Treasury Securities	X	X	X
Agency Securities	X	X	X
Corporate Debt Securities	X	X	X
Municipal Securities	X	X	X
Tax-Exempt Securities	X	X	X
Municipal Notes	X	X	X
Mortgage-Backed Securities	X	X	X
Collateralized Mortgage Obligations (CMOs)	X	X	X
Asset-Backed Securities	X	X	X
Zero Coupon Securities	X	X	X
Bank Instruments	X	X	X
Credit Enhancement	X	X	X
Foreign Securities	X	X	X
Depositary Receipts	X	X	X
Foreign Exchange Contracts	X	X	X
Foreign Government Securities	X	X	X

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*Through investment in the Underlying Funds

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EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Underlying Equity Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which the Underlying Equity Funds may invest. See also “Convertible Securities” below.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Underlying Funds may also treat such redeemable preferred stock as a fixed income security.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which an Underlying Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Underlying Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. An Underlying Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Convertible Securities

Convertible securities are fixed income securities that an Underlying Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Underlying Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Underlying Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Underlying Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Underlying Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Underlying Funds may invest in convertible securities rated below investment grade. See “Risks Associated with Non-investment Grade Securities” herein.

The Underlying Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the income of certain municipal securities investments may be taxable.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

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Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Underlying Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

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Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which an underlying Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the underlying fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Underlying Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Underlying Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

PORTFOLIO TURNOVER

Each Underlying Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Underlying Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Underlying Fund’s trading costs and may have an adverse impact on the Underlying Fund’s performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Underlying Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Underlying Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser or Sub-adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, an Underlying Fund must rely entirely upon the Adviser’s or Sub-Adviser’s credit assessment that the security is comparable to investment grade.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds, and each Underlying Fund, may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. The Funds intend to invest substantially all their assets in underlying VISION Funds in order to achieve their respective investment goals.

SPECIFIC RISKS OF INVESTING IN THE FUNDS

STOCK MARKET RISKS

The value of equity securities in each Underlying Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Underlying Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Underlying Fund’s (and, consequently, a Fund’s) share price may decline.

The Adviser or Sub-Adviser attempts to manage market risk by limiting the amount an Underlying Fund invests in each company’s equity securities. However, diversification will not protect an Underlying Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, an Underlying Fund holding that security will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, an Underlying Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving an Underlying Fund will fail to meet its obligations. This could cause the Underlying Fund to lose the benefit of the transaction or prevent the Underlying Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, an Underlying Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

An Underlying Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent an Underlying Fund and its Adviser and Sub-adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Underlying Fund’s investments.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

The convertible securities in which the Underlying Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

FUND EXPENSES

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Funds and the Underlying Funds in which they will invest will each bear these expenses, so investors in the Underlying Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

WHAT DO SHARES COST?

What is a Sales Load?

A sales charge, or load, is common for many mutual funds purchased through an investment professional. It is a way to compensate an objective, experienced professional for his or her advice in helping you make the right investment decision.

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds offer Class A Shares and Class B Shares. The differences between the two classes relate to the timing and amount of asset based sales charge an investor bears directly or indirectly as a shareholder. When the Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Class B Shares of the Funds do not charge front-end sales charges.

The value of Shares of the Funds is based upon the share prices of the Underlying Funds in which it invests; and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. From time to time, an Underlying Fund may purchase securities that trade in foreign markets on days the NYSE is closed. If an Underlying Fund directly or indirectly owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of an Underlying Fund’s (and therefore, the Fund’s) assets may change on days you cannot purchase or redeem Shares.

NAV for the Funds and the Underlying Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Underlying Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Underlying Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Each Fund’s and Underlying Fund’s current NAV and/or public offering price may be found in the mutual funds section of certain newspapers under “VISION Funds.”

The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250, or unless the investment is by a Sweep Account, in which case the minimum initial investment is $1,000,000. Subsequent investments must be in amounts of at least $25.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor’s minimum investment will be calculated by combining all accounts it maintains with the Funds.

The maximum contingent deferred sales charge you will pay (at the time of redemption) on Class B Shares is 5.00%. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM—Class B Shares

What is the Difference Between A and B Shares?

When you purchase A shares of a mutual fund, you pay a one time sales charge at the time of your initial investment. Sometimes you can reduce this charge by investing a larger dollar amount. When you purchase B shares of a mutual fund, you do not pay an up-front sales charge. Instead, you will pay a back-end sales load called a “contingent deferred sales charge” if you redeem your shares within a certain time period.

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC), as follows:

SHARES HELD UP TO:	CDSC
1 year	5.00%
2 years	4.00%
3 years	3.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years or more	0.00%

Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

You will not be charged a CDSC when redeeming Class B Shares:

  purchased with reinvested dividends or capital gains;
  you reinvested within 90 days of a previous redemption;
  that you exchanged into the same share class of another VISION Fund where the Shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled, as defined by the IRS;
  if the redemption qualified under the Systematic Withdrawal Program;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution;
  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, a Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held Class B shares of other VISION Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW ARE THE FUNDS SOLD?

The Funds offer two share classes: Class A Shares and Class B Shares. Each class represents interests in a single portfolio of securities.

This prospectus relates only to Class B Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call Mutual Fund Services at (800) 836-2211 for more information concerning Class A Shares.

The Fund’s Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor for the sale and distribution of the Funds’ Shares. In the case of Class B Shares, the Plan may also be used to compensate the Distributor, the Adviser, a subadviser, their affiliates or investment professionals for commissions advanced on the sale of Class B Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

SHAREHOLDER SERVICES

The Funds have adopted a Shareholder Services Plan on behalf of the Funds’ Shares, which is administered by Federated Services Company. M&T Securities, Inc. acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

HOW TO PURCHASE SHARES

PLACING YOUR ORDER

You may purchase Shares through M&T Bank, M&T Securities, Inc., or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

Where a Fund offers more than one Share Class and you do not specify the Class choice on your form of payment, you automatically will receive Class A Shares.

The Funds reserve the right to reject any purchase request. The Funds do not issue share certificates.

Through M&T Bank

To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or Mutual Fund Services at (800) 836-2211.

Through M&T Securities, Inc.

To purchase Shares through a representative of M&T Securities, Inc. (M&T Securities) call (800) 724-5445.

Through an Authorized Dealer

Contact your Authorized Dealer for specific instructions on how to purchase Shares.

PAYMENT METHODS

Payment may be made by check, federal funds wire or Automated Clearing House (ACH).

Payment by Check

To purchase Shares of the Funds for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

VISION Group of Funds
P.O. Box 4556
Buffalo, New York, 14240-4556

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Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

The Funds will no longer accept third-party personal and counter checks (such as travelers checks) made payable to a VISION shareholder’s Fund account. This change in policy is a preventive measure against laundered money schemes and other such fraudulent activities.

Government checks (such as IRS tax rebate checks) that are made payable to shareholders may continue to be endorsed over to your VISION Fund account and/or those VISION Fund accounts set up for loved ones, such as an Education IRA.

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Payment by Wire

You may purchase shares by Federal Reserve wire, whereby your bank sends money to the Funds’ custodian bank through the Federal Reserve wire system. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services.

If you place your order before the close of regular trading, normally 4:00 p.m. (Eastern time), you will receive that closing day’s NAV, provided that your payment by federal funds is received the next business day.

Payment by Automated Clearing House (ACH)

You may purchase shares by transferring money via ACH from your checking or NOW deposit account to your Fund account. If you place your order by 3:00 p.m. (Eastern time), you will receive that closing day’s NAV.

Customer Agreements

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call Mutual Fund Services for an application.

Through an Exchange

You may purchase Shares of the Funds through an exchange from the same Share class of another VISION Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. For further details, contact the Funds and consult a tax adviser.

HOW TO REDEEM SHARES

Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut-off times, less any applicable CDSC. Shares may be redeemed by telephone or by mail. Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

You should note that there may be different cutoff times, depending upon the method of payment you choose (see “Redemption Payment Options” below).

REDEMPTION ORDER METHODS

By Telephone

To redeem shares by telephone, call Mutual Fund Services at (800) 836-2211, your M&T Securities representative, or your Authorized Dealer. The proceeds will be sent via check, Federal Reserve wire or ACH to your designated bank account.

You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call Mutual Fund Services.

The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone redemption service authorize the VISION Group of Funds and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.

By Mail

You may redeem Shares by sending your written request to:

VISION Group of Funds
PO Box 4556
Buffalo, New York 14240-4556

Your written request must include your name, the Fund’s name and share class, your account number, and the number of Shares or dollar amount you wish to redeem. Please call Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.

REDEMPTION PAYMENT OPTIONS

You may receive your redemption proceeds by wire, by ACH transfer, or by check.

By Wire

  To receive payment of redemption proceeds by wire, call before the close of regular trading, normally 4:00 p.m. (Eastern time), to receive that day’s closing NAV. Proceeds of a wire order will be wired the next day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.
  Certain financial institutions may charge a fee for wire transfers.

By ACH

You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.

By Check

Normally, a check for the proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days, after receipt of a proper redemption request.

ADDITIONAL CONDITIONS

Signature Guarantees

You must have a signature guarantee on written redemption requests:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by mail are normally mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAMS

Class B Shares

A CDSC will not be charged on SWP redemptions of Class B Shares if:

  Shares redeemed are 12% or less of the account value in a single year;
  the account is at least one year old;
  all dividends and capital gains distributions are reinvested; and
  the account has at least a $10,000 balance when the SWP is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call Mutual Fund Services at (800) 836-2211.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption From Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

HOW TO EXCHANGE SHARES

You may exchange Shares of a Fund for the same share class of another VISION Fund or certain other funds distributed by Federated Securities Corp. at the NAV next determined after the Funds receive the exchange request in proper form. In order to exchange Shares you must:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account into the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into Funds that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional information about the exchange privilege, call Mutual Fund Services at (800) 836-2211.

You may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds’ management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder, limit the number of exchanges allowed, and may bar that shareholder from purchasing other VISION Funds.

EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling Mutual Fund Services at (800) 836-2211.

Exchange instructions must be received by Mutual Fund Services and transmitted to Federated Shareholder Services Company by the close of regular trading, normally 4:00 p.m. (Eastern time), for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call Mutual Fund Services for authorization forms.

Shareholders who accept the telephone exchange service authorize the VISION Group of Funds and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, the shareholder may be liable for losses due to unauthorized or fraudulent telephone transactions.

EXCHANGING SHARES BY MAIL

You may exchange Shares by mail by sending your written request to:

VISION Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

All written requests must include your name, the Fund’s name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

SYSTEMATIC TRANSFER/EXCHANGE PLAN (STEP)

You may exchange Shares from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Transfer/Exchange Plan, call Mutual Fund Services at (800) 836-2211.

ACCOUNT AND SHARE INFORMATION

How are Capital Gains Different from Dividends?

Capital gains are the profits that result when a mutual fund sells a security in its portfolio at a higher price than when it was bought. In a mutual fund, profits from the sale of securities in the fund’s portfolio are usually distributed to shareholders annually. Dividends are the money that the fund has earned – and paid to shareholders – from the income the fund receives on the investments it holds.

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). All Funds will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS

The Funds declare and pay dividends quarterly.

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be primarily capital gains.

Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, M&T Asset Management, a department of M&T Bank. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is One M&T Plaza, Buffalo, New York 14240.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of December 31, 2001, M&T Bank had over $8 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 2001, M&T Bank managed $3 billion in net assets of money market funds and $1 billion in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Adviser receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND NAME	ADVISORY FEE
Each Managed Allocation Fund	0.25%

The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

PORTFOLIO MANAGERS

Thomas R. Pierce and Mark Stevenson co-manage the Funds. Mr. Pierce joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.

Mr. Stevenson is a Chartered Financial Analyst. He is a Vice President with M&T Bank. Additionally, Mr. Stevenson has been with Martindale Andres & Company LLC (“Martindale”) since 1990, and for the past five years has managed retirement plan and personal trust assets for the clients of Martindale. Martindale became a subsidiary of M&T Bank Corporation, parent of M&T Bank, on October 6, 2000.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Funds’ fiscal year end is April 30. As this is the Class B Shares first fiscal year, financial information is not yet available.

VISION MANAGED ALLOCATION FUND–AGGRESSIVE GROWTH
Class B Shares

VISION MANAGED ALLOCATION FUND–MODERATE GROWTH
Class B Shares

VISION MANAGED ALLOCATION FUND–CONSERVATIVE GROWTH
Class B Shares

MAY 1, 2002

A Statement of Additional Information (SAI) dated May 1, 2002 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund’s performance during their last fiscal year. To obtain the SAIs, the Annual and Semi-Annual Reports and other information without charge, and to make inquiries, call (800) 836-2211.

You can obtain information about the Funds (including the SAIs) by writing to or visiting the SEC’s Public Reference Room in Washington, D.C. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514

Cusip 92830F562
Cusip 92830F554
Cusip 92830F547
27380 (05/02)


WWW.VISIONFUNDS.NET

                             VISION GROUP OF FUNDS

                      Statement of Additional Information

                                  May 1, 2002
================================================================================

================================================================================

4

                                   &lt;R&gt;

               VISION Managed Allocation Fund - Aggressive Growth

                                 Class B Shares

                VISION Managed Allocation Fund - Moderate Growth

                                 Class B Shares

              VISION Managed Allocation Fund - Conservative Growth

                                 Class B Shares

================================================================================

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction with the prospectus for the Funds dated May 1, 2002.

Obtain the  prospectus  without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).

================================================================================
CONTENTS
================================================================================
How Are the Funds Organized?                                      2

Securities In Which the Funds Invest                                    3
Investment Risks                                            11
Fundamental Investment Objectives                                 14
Investment Limitations                                                   15
Determining Market Value of Securities                            16
What Do Shares Cost?                                              17
How Are the Funds Sold?                                     17
Exchanging Securities For Shares                                  18
Subaccounting Services                                      18
Redemption in Kind                                                18
Account and Share Information                                            18
Tax Information                                             19
Who Manages and Provides Services to the Funds?                   20
How Do the Funds Measure Performance?                             28
Investment Ratings                                                30
Addresses                                                   Back Cover Page

Cusip  92830F562
Cusip 92830F554
Cusip 92830F547
27381 (05/02)

&lt;/R&gt;

================================================================================
HOW ARE THE FUNDS ORGANIZED?
================================================================================
Each Fund  covered by this SAI is a  diversified  portfolio  of VISION  Group of
Funds (the "Trust"),  a Delaware  business  trust. On August 11, 2000, the Trust was organized to acquire all of the assets and  liabilities  of the VISION Group of Funds, Inc., a Maryland  corporation (the  "Corporation") that was originally incorporated  under the laws of the State of Maryland on February 23, 1988,  and registered as an open-end  management  investment  company. On November 8, 2000, each  portfolio  of the  Corporation  in  existence  became a  portfolio  of the
Trust.  Accordingly,  references  in this SAI for  periods  prior to November 8,
2000,  relate to the Funds as portfolios of the Corporation,  and  substantially identical  arrangements  for the  Corporation.  The  Trust  may  offer  separate series of shares representing interests in separate portfolios of securities.

All Funds offer  Class A Shares and Class B Shares.  This SAI relates to Class B
Shares  only.  The  Funds'  investment  adviser  is  M&T  Asset  Management,   a
department of Manufacturers and Traders Trust Company (M&T Bank or Adviser).

The following Funds are successors to the corresponding portfolios of the
Governor Funds pursuant to a reorganization that took place on January 8,
2001.

---------------------------------------------------------------------------
Successor Fund of the Trust          Corresponding Governor Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Managed Allocation            Lifestyle Conservative Growth Fund
Fund --Conservative Growth
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Managed Allocation            Lifestyle Moderate Growth Fund
Fund --Moderate Growth
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Managed Allocation            Lifestyle Growth Fund
Fund --Aggressive Growth
---------------------------------------------------------------------------

Prior to that date, each Fund had no investment operations.  Accordingly, the performance information and financial information provided in this SAI for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund.  Each of the Governor Funds was managed by
Martindale Andres & Company LLC, which became a subsidiary of M&T Bank
Corporation on October 6, 2000.  M&T Bank Corporation is the parent of M&T
Bank, the adviser for each of the successor Funds of the Trust.  Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to those of the successor Funds.  The shareholders of each Governor Fund approved the reorganizations and received
Class A Shares of the successor Fund on the date of the reorganization.

SECURITIES IN WHICH THE FUNDS INVEST
================================================================================
Each Fund seeks to achieve its investment objective by investing in a combination of underlying funds managed by the Adviser. Through such investment in underlying funds, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. In addition, each Fund may invest in Fixed Income Securities directly, as an acceptable (but not principal) investment of a Fund. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

---------------------------------------------------------
                         Managed   Managed     Managed
                       Allocation  AllocationAllocation
                         Fund -    Fund -      Fund -
                       ConservativeModerate  Aggressive
                         Growth     Growth     Growth
                       ----------------------------------
---------------------------------------------------------
Equity Securities           P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Common Stocks             P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Preferred Stocks          P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Real Estate               A          A          A
Investment Trusts
---------------------------------------------------------
---------------------------------------------------------
  Warrants3                 A          A          A
---------------------------------------------------------
---------------------------------------------------------
Fixed Income                P          P          P
Securities
---------------------------------------------------------
---------------------------------------------------------
  Treasury Securities       P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Agency Securities         P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Corporate Debt            P          P          P
Securities1
---------------------------------------------------------
---------------------------------------------------------
  Municipal Securities      P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Municipal Notes           P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Commercial Paper          A          A          A
---------------------------------------------------------
---------------------------------------------------------
  Demand Instruments        A          A          A
---------------------------------------------------------
---------------------------------------------------------
  Mortgage Backed           P          P          P
Securities
---------------------------------------------------------
---------------------------------------------------------
  Collateralized            P          P          P
Mortgage Obligations
---------------------------------------------------------
---------------------------------------------------------
  Asset Backed              P          P          P
Securities
---------------------------------------------------------
---------------------------------------------------------
  Zero Coupon               P          P          P
Securities
---------------------------------------------------------
---------------------------------------------------------
  Bank Instruments          P          P          P
---------------------------------------------------------
---------------------------------------------------------
   Credit Enhancement       P          P          P
---------------------------------------------------------
---------------------------------------------------------
Convertible                 A          A          A
Securities4
---------------------------------------------------------
---------------------------------------------------------
Tax Exempt Securities2      P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Variable Rate             A          A          A
  Demand Instruments
---------------------------------------------------------
---------------------------------------------------------
Foreign Securities          P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Depository Receipts       P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Foreign Exchange          P          P          P
Contracts
---------------------------------------------------------
---------------------------------------------------------
  Foreign Government        P          P          P
Securities
---------------------------------------------------------
---------------------------------------------------------
Derivative Contracts        N          N          N
---------------------------------------------------------
---------------------------------------------------------
  Futures Contracts         A          A          A
---------------------------------------------------------
---------------------------------------------------------
  Options                   A          A          A
---------------------------------------------------------
---------------------------------------------------------
Special Transactions        A          A          A
---------------------------------------------------------
---------------------------------------------------------
  Repurchase                A          A          A
Agreements
---------------------------------------------------------
---------------------------------------------------------
  Reverse Repurchase        A          A          A
Agreements
---------------------------------------------------------
---------------------------------------------------------
  Delayed Delivery          A          A          A
Transactions
---------------------------------------------------------
---------------------------------------------------------
  Securities Lending        A          A          A
---------------------------------------------------------
---------------------------------------------------------
  Asset Coverage            A          A          A
---------------------------------------------------------
---------------------------------------------------------
Investing in                A          A          A
Securities of Other
Investment Companies
---------------------------------------------------------

--------------------------------------------------------------------------------
1.    Rated  in the  top  four  rating  categories  of a  nationally  recognized statistical  rating  organization  (NRSRO),  or, if  unrated,  of  comparable quality as determined by the Adviser or sub-adviser.  If a security's  rating is lowered, the Adviser will assess whether to sell the security,  but is not required to do so.
2.    Which are in one of the top four rating categories of an NRSRO.
3.    The  underlying  funds do not have a present intent to invest more than 5%
   of their respective net assets in warrants.
4.    The  underlying  funds may invest in  convertible  securities  rated below
   investment   grade.   See  "Risks   Associated  with   Non-investment   Grade
   Securities" herein.

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are  descriptions  of securities and techniques  that each  underlying fund (and,  in the case of Fixed  Income  Securities,  each Fund) may or may not pursue, as noted in the preceding table.

Equity Securities
Equity securities  represent a share of an issuer's  earnings and assets,  after the issuer pays its  liabilities.  An underlying  fund cannot predict the income
it  will  receive  from  equity   securities   because  issuers  generally  have
discretion  as to  the  payment  of any  dividends  or  distributions.  However, equity  securities  offer  greater  potential for  appreciation  than many other types of securities,  because their value  increases  directly with the value of the issuer's  business.  The following  describes the types of equity securities in which an underlying fund may invest.

   Common Stocks
   Common stocks are the most prevalent type of equity  security.  Common stocks receive the issuer's  earnings  after the issuer pays its  creditors  and any preferred  stockholders.  As  a  result,  changes  in  an  issuer's  earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred   stocks  have  the  right  to  receive   specified   dividends  or
   distributions  before the issuer  makes  payments on its common  stock.  Some preferred  stocks also  participate  in dividends and  distributions  paid on common  stock.  Preferred  stocks  may also  permit  the issuer to redeem the stock. An underlying  fund may also treat such redeemable  preferred stock as a fixed income security.

   Real Estate Investment Trusts (REITs)
   REITs are real  estate  investment  trusts  that  lease,  operate and finance commercial real estate.  REITs are exempt from federal  corporate  income tax if they limit their  operations  and  distribute  most of their income.  Such tax  requirements  limit a  REIT's  ability  to  respond  to  changes  in the commercial real estate market.

   Warrants
   Warrants  give a Fund the option to buy the issuer's  equity  securities at a specified  price  (the  exercise  price)  at a  specified  future  date  (the expiration  date).  An underlying  fund may buy the designated  securities by paying the exercise  price before the  expiration  date.  Warrants may become worthless  if the price of the stock does not rise above the  exercise  price by the  expiration  date.  This  increases  the market  risks of  warrants as compared  to the  underlying  security.  Rights  are the  same  as  warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In  addition,  the issuer of a fixed income  security  must repay the principal  amount of the security,  normally within a specified time.  Fixed income securities provide more regular income than equity  securities.  However, the returns on fixed income  securities are limited and normally do not increase with the issuer's  earnings.  This limits the  potential  appreciation  of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a
percentage  of  its  price.  A  security's   yield  will  increase  or  decrease
depending  upon whether it costs less (a discount) or more (a premium)  than the principal  amount.  If the issuer may redeem the security  before its  scheduled maturity,  the price and yield on a  discount  or  premium  security  may change based  upon the  probability  of an early  redemption.  Securities  with  higher risks generally have higher yields.

The  following  describes  the types of fixed income  securities in which a Fund may invest.

   Treasury Securities
   Treasury  securities are direct  obligations of the federal government of the
   United  States.  Treasury  securities  are  generally  regarded as having the lowest credit risks.

   Agency Securities
   Agency  securities  are  issued or  guaranteed  by a federal  agency or other government  sponsored  entity  acting under  federal  authority (a GSE).  The
   United States  supports some GSEs with its full faith and credit.  Other GSEs receive  support through federal  subsidies,  loans or other benefits.  A few
   GSEs have no explicit financial  support,  but are regarded as having implied support  because the federal  government  sponsors their  activities.  Agency securities are generally  regarded as having low credit risks, but not as low as treasury securities.

   A fund  treats  mortgage  backed  securities  guaranteed  by GSEs  as  agency securities.  Although a GSE guarantee  protects against credit risks, it does not  reduce  the  market  and  prepayment  risks  of  these  mortgage  backed securities.

   Corporate Debt Securities
   Corporate debt securities are fixed income  securities  issued by businesses.
   Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate  debt  securities.  A fund may also  purchase  interests in bank loans to  companies.  The credit  risks of  corporate  debt  securities  vary widely among issuers.

   In addition,  the credit risk of an issuer's  debt security may vary based on its priority  for  repayment.  For  example,  higher  ranking  (senior)  debt
   securities  have  a  higher   priority  than  lower  ranking   (subordinated)
   securities.   This  means  that  the  issuer  might  not  make   payments  on
   subordinated   securities   while  continuing  to  make  payments  on  senior
   securities.  In  addition,  in the  event of  bankruptcy,  holders  of senior
   securities  may  receive  amounts   otherwise   payable  to  the  holders  of
   subordinated  securities.   Some  subordinated  securities,   such  as  trust
   preferred  and  capital  securities  notes,  also  permit the issuer to defer payments  under  certain  circumstances.  For  example,  insurance  companies issue securities known as surplus notes that permit the insurance  company to
   defer  any  payment   that  would   reduce  its  capital   below   regulatory
   requirements.

   Commercial Paper
   Commercial paper is an issuer's  obligation with a maturity of less than nine months.  Companies  typically  issue  commercial  paper  to pay  for  current expenditures.  Most issuers  constantly  reissue their  commercial  paper and use the  proceeds  (or bank  loans) to repay  maturing  paper.  If the issuer cannot  continue to obtain  liquidity in this fashion,  its commercial  paper may default.  The short maturity of commercial  paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand  instruments  are corporate debt securities that the issuer must repay upon  demand.  Other  demand  instruments  require a third  party,  such as a dealer or bank,  to  repurchase  the security for its face value upon demand.
   A fund treats demand instruments as short-term securities,  even though their stated maturity may extend beyond one year.

   Municipal Securities
   Municipal  securities  are  issued  by  states,  counties,  cities  and other political  subdivisions and authorities.  Although many municipal  securities are exempt from  federal  income tax, a fund may invest in taxable  municipal securities.

   Mortgage Backed Securities
   Mortgage backed  securities  represent  interests in pools of mortgages.  The mortgages  that  comprise  a  pool  normally  have  similar  interest  rates, maturities and other terms.  Mortgages may have fixed or adjustable  interest rates.  Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed  securities  come in a variety of forms.  Many have extremely complicated  terms.  The  simplest  form of mortgage  backed  securities  are pass-through  certificates.  An issuer of pass-through  certificates  gathers monthly  payments from an  underlying  pool of  mortgages.  Then,  the issuer deducts its fees and  expenses  and passes the balance of the  payments  onto the certificate  holders once a month.  Holders of pass-through  certificates receive  a  pro  rata  share  of  all  payments  and  pre-payments  from  the underlying  mortgages.  As a result,  the holders  assume all the  prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs,  including  interests in real estate  mortgage  investment  conduits
      (REMICs),   allocate   payments  and   prepayments   from  an   underlying
      pass-through  certificate  among holders of different  classes of mortgage backed  securities.  This creates  different  prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a  sequential  pay CMO,  one class of CMOs  receives  all  principal
         payments  and  prepayments.   The  next  class  of  CMOs  receives  all
         principal  payments  after the first  class is paid off.  This  process repeats for each  sequential  class of CMO. As a result,  each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated  CMOs include planned  amortization  classes (PACs)
         and  targeted  amortization  classes  (TACs).  PACs and TACs are issued with companion  classes.  PACs and TACs receive principal  payments and
         prepayments  at  a  specified  rate.  The  companion   classes  receive
         principal  payments and  prepayments  in excess of the specified  rate.
         In  addition,  PACs  will  receive  the  companion  classes'  share  of
         principal  payments,  if  necessary,   to  cover  a  shortfall  in  the
         prepayment  rate. This helps PACs and TACs to control  prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may  allocate  interest  payments to one class  (Interest  Only or
         IOs) and principal  payments to another class  (Principal Only or POs).
         POs  increase in value when  prepayment  rates  increase.  In contrast,
         IOs  decrease  in  value  when   prepayments   increase,   because  the
         underlying  mortgages  generate less interest  payments.  However,  IOs tend to increase  in value when  interest  rates rise (and  prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another  variant  allocates  interest  payments  between two classes of
         CMOs.  One  class  (Floaters)  receives  a share of  interest  payments based  upon a market  index  such as LIBOR.  The other  class  (Inverse
         Floaters)  receives any remaining interest payments from the underlying mortgages.  Floater  classes receive more interest (and Inverse Floater classes  receive  correspondingly  less  interest)  as  interest  rates rise.  This shifts  prepayment and interest rate risks from the Floater to the Inverse  Floater  class,  reducing the price  volatility  of the
         Floater  class and  increasing  the  price  volatility  of the  Inverse
         Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying  mortgages to some class.  To capture any  unallocated  payments,  CMOs  generally have an accrual (Z) class.  Z classes do not receive any payments  from the  underlying  mortgages  until all other CMO classes  have been paid off.  Once this  happens,  holders of Z class CMOs receive all payments
         and  prepayments.   Similarly,  REMICs  have  residual  interests  that
         receive any mortgage payments not allocated to another REMIC class.

    The degree of  increased  or  decreased  prepayment  risks  depends upon the structure of the CMOs.  However,  the actual returns on any type of mortgage backed  security  depend  upon the  performance  of the  underlying  pool of mortgages, which no one can predict and will vary among pools.

   Asset Backed Securities
   Asset  backed  securities  are payable from pools of  obligations  other than mortgages.  Most asset  backed  securities  involve  consumer  or  commercial debts with  maturities  of less than ten years.  However,  almost any type of fixed income assets (including other fixed income  securities) may be used to create an asset backed  security.  Asset backed  securities may take the form of  commercial  paper,  notes,  or pass  through  certificates.  Asset backed securities have prepayment  risks.  Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   Bank Instruments
   Bank instruments are unsecured  interest  bearing  deposits with banks.  Bank instruments  include bank accounts,  time deposits,  certificates  of deposit
   and  banker's  acceptances.   Yankee  instruments  are  denominated  in  U.S.
   dollars   and  issued  by  U.S.   branches  of  foreign   banks.   Eurodollar
   instruments are denominated in U.S.  dollars and issued by non-U.S.  branches of U.S. or foreign banks.

   Zero Coupon Securities
   Zero coupon  securities do not pay interest or principal until final maturity unlike debt securities that provide periodic  payments of interest  (referred to as a coupon  payment).  Investors  buy zero coupon  securities  at a price below the amount  payable at maturity.  The  difference  between the purchase price and the amount paid at maturity  represents interest on the zero coupon security.  Investors  must  wait  until  maturity  to  receive  interest  and principal,  which  increases  the market and  credit  risks of a zero  coupon security.

   There  are many  forms  of zero  coupon  securities.  Some  are  issued  at a discount  and are referred to as zero coupon or capital  appreciation  bonds.
   Others are created from interest  bearing  bonds by  separating  the right to receive  the bond's  coupon  payments  from the right to  receive  the bond's principal  due at maturity,  a process  known as coupon  stripping.  Treasury
   STRIPs,  IOs and POs are the  most  common  forms  of  stripped  zero  coupon securities.  In  addition,  some  securities  give the  issuer  the option to deliver  additional  securities in place of cash interest  payments,  thereby increasing  the  amount  payable  at  maturity.  These  are  referred  to  as pay-in-kind or PIK securities.

   Credit Enhancement
   Common types of credit  enhancement  include  guarantees,  letters of credit,
   bond   insurance  and  surety  bonds.   Credit   enhancement   also  includes
   arrangements  where  securities or other liquid  assets  secure  payment of a fixed  income  security.  If a default  occurs,  these assets may be sold and the proceeds paid to security's  holders.  Either form of credit  enhancement reduces  credit  risks by  providing  another  source of payment  for a fixed income security.

Convertible Securities
Convertible  securities are fixed income  securities  that a fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the fund to realize  additional returns if the market price of the equity securities  exceeds the conversion  price. For example,  the fund may hold fixed income  securities  that  are  convertible  into  shares  of  common  stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12,  the fund  could  realize  an  additional  $2 per  share by converting its fixed income securities.

Convertible   securities  have  lower  yields  than   comparable   fixed  income
securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed  income  securities  or equity  securities  depending  upon changes in the price of the  underlying  equity  securities.  However,  convertible  securities permit the fund to realize some of the potential  appreciation of the underlying equity  securities with less risk of losing its initial  investment.  The equity funds may invest in commercial  paper rated below  investment  grade. See "Risks
Associated with Non-investment Grade Securities" herein.

The  funds  treat  convertible  securities  as  both  fixed  income  and  equity securities for purposes of its investment  policies and limitations,  because of their unique characteristics.

Tax Exempt Securities
Tax exempt  securities are fixed income securities that pay interest that is not subject to regular federal income taxes.  Typically,  states,  counties,  cities and other political  subdivisions and authorities  issue tax exempt  securities.
The market categorizes tax exempt securities by their source of repayment.

   General Obligation Bonds
   General  obligation  bonds  are  supported  by the  issuer's  power  to exact
   property  or  other  taxes.   The  issuer  must  impose  and  collect   taxes
   sufficient to pay principal and interest on the bonds.  However, the issuer's authority to impose  additional  taxes may be limited by its charter or state law.

   Special Revenue Bonds
   Special revenue bonds are payable solely from specific  revenues  received by the issuer such as specific taxes,  assessments,  tolls, or fees. Bondholders may not  collect  from the  municipality's  general  taxes or  revenues.  For example,  a municipality may issue bonds to build a toll road, and pledge the tolls to repay the  bonds.  Therefore,  a  shortfall  in the  tolls  normally would result in a default on the bonds.

      Private Activity Bonds
      Private  activity bonds are special  revenue bonds used to finance private entities.  For example,  a  municipality  may issue bonds to finance a new factory to improve  its local  economy.  The  municipality  would lend the proceeds from its bonds to the company using the factory,  and the company would  agree to make loan  payments  sufficient  to repay the  bonds.  The bonds would be payable solely from the company's  loan payments,  not from any other  revenues  of the  municipality.  Therefore,  any default on the loan normally would result in a default on the bonds.

      The  interest  on many types of private  activity  bonds is subject to the federal  alternative  minimum  tax  (AMT).  A fund  may  invest  in  bonds subject to AMT.

   Tax Increment Financing Bonds
   Tax increment  financing  (TIF) bonds are payable from  increases in taxes or other revenues  attributable to projects  financed by the bonds. For example, a  municipality  may issue TIF bonds to redevelop a commercial  area. The TIF bonds  would be payable  solely from any  increase  in sales taxes  collected from  merchants in the area.  The bonds could  default if  merchants'  sales, and related tax collections, failed to increase as anticipated.

   Municipal Notes
   Municipal  notes are short-term tax exempt  securities.  Many  municipalities issue such notes to fund their current  operations before collecting taxes or other  municipal  revenues.  Municipalities  may  also  issue  notes  to fund capital  projects prior to issuing  long-term  bonds.  The issuers  typically repay the notes at the end of their  fiscal  year,  either with taxes,  other revenues or proceeds from newly issued notes or bonds.

   Variable Rate Demand Instruments
   Variable rate demand  instruments are tax exempt  securities that require the issuer  or a third  party,  such as a  dealer  or  bank,  to  repurchase  the security for its face value upon  demand.  The  securities  also pay interest at a variable  rate  intended to cause the  securities to trade at their face value. The funds treat demand instruments as short-term  securities,  because their variable  interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Municipal Leases
   Municipalities  may enter into leases for equipment or  facilities.  In order to comply  with state  public  financing  laws,  these  leases are  typically subject to annual  appropriation.  In other words, a  municipality  may end a lease,  without  penalty,  by not  providing  for the lease  payments  in its annual  budget.  After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   A fund may invest in securities  supported by pools of municipal leases.  The
   most  common  type  of  lease   backed   securities   are   certificates   of
   participation   (COPs).   However,   a  fund  may  also  invest  directly  in
   individual leases.

Foreign Securities
Foreign  securities  are  securities of issuers based outside the United States.
The funds consider an issuer to be based outside the United States if:

|     it is organized  under the laws of, or has a principal  office located in, another country;

|     the principal trading market for its securities is in another country; or

|     it (or its subsidiaries)  derived in its most current fiscal year at least
   50% of its total assets,  capitalization,  gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the  risks  normally  associated  with  domestic  securities  of the same  type,
foreign   securities  are  subject  to  currency  risks  and  risks  of  foreign investing.  Trading in certain  foreign  markets  is also  subject to  liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying  securities issued by a foreign  company.  Depositary  receipts  are not traded in the same market as
   the  underlying   security.   The  foreign  securities   underlying  American
   Depositary  Receipts  (ADRs) are traded in the United States.  ADRs provide a way to buy shares of  foreign-based  companies  in the United  States  rather than in overseas markets.  ADRs are also traded in U.S. dollars,  eliminating the need for foreign exchange transactions.

   &lt;R&gt;

   Foreign Exchange Contracts

   In order to convert U.S.  dollars  into the currency  needed to buy a foreign security,  or to convert foreign currency received from the sale of a foreign security into U.S.  dollars,  the  International  Equity Fund (an  Underlying
   Fund) may enter into spot currency  trades.  In a spot trade, the Fund agrees to exchange one currency for another at the current  exchange  rate. The Fund may also enter into  derivative  contracts in which a foreign  currency is an underlying asset. The exchange rate for currency derivative  contracts may be higher  or lower  than  the  spot  exchange  rate.  Use of  these  derivative contracts may increase or decrease the Fund's exposure to currency risks.

   &lt;/R&gt;

   Foreign Government Securities
   Foreign  government  securities  generally consist of fixed income securities supported by national,  state or provincial  governments or similar political subdivisions.  Foreign  government  securities also include debt  obligations of supranational  entities,  such as international  organizations designed or supported by  governmental  entities to promote  economic  reconstruction  or
   development,   international  banking  institutions  and  related  government
   agencies.   Examples  of  these   include,   but  are  not  limited  to,  the
   International  Bank for  Reconstruction and Development (the World Bank), the
   Asian Development Bank, the European  Investment Bank and the  Inter-American
   Development Bank.

   Foreign  government  securities  also  include  fixed  income  securities  of quasi-governmental  agencies  that are either  issued by entities  owned by a national,  state or equivalent  government or are  obligations of a political unit  that  are not  backed  by the  national  government's  full  faith  and credit.  Further,  foreign  government  securities  include  mortgage-related
   securities   issued  or   guaranteed   by  national,   state  or   provincial
   governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial  indices  or other  assets.  Some  derivative  contracts
(such as futures,  forwards and options) require  payments  relating to a future trade  involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)  require  payments  relating to the income or returns from the underlying
asset.  The  other  party  to  a  derivative   contract  is  referred  to  as  a
counterparty.

Many  derivative  contracts are traded on securities or  commodities  exchanges.
In this case,  the exchange  sets all the terms of the  contract  except for the
price.   Investors  make  payments  due  under  their   contracts   through  the
exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin  accounts to reflect losses  (or  gains) in the value of their  contracts.  This  protects  investors against  potential  defaults  by  the  counterparty.  Trading  contracts  on  an exchange  also allows  investors to close out their  contracts by entering  into offsetting contracts.

For  example,  an  underlying  fund could  close out an open  contract to buy an asset at a future date by entering into an offsetting  contract to sell the same asset on the same date. If the  offsetting  sale price is more than the original purchase  price,  the Fund realizes a gain;  if it is less,  the Fund realizes a loss.  Exchanges  may limit the amount of open  contracts  permitted  at any one time.  Such  limits may prevent  the Fund from  closing out a position.  If this happens,  the  underlying  fund will be required to keep the contract open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable prices to do so).  Inability  to close out a contract  could  also harm the  underlying fund by preventing it from  disposing of or trading any assets it has been using to secure its obligations under the contract.

The underlying funds may also trade derivative contracts  over-the-counter (OTC)
in transactions  negotiated directly between the Fund and the counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon  how an  underlying  fund  uses  derivative  contracts  and  the relationships  between  the  market  value  of a  derivative  contract  and  the underlying asset,  derivative  contracts may increase or decrease the underlying fund's  exposure  to  market  and  currency  risks,  and  may  also  expose  the underlying fund to liquidity and leverage  risks.  OTC contracts also expose the
Fund to credit risks in the event that a counterparty defaults on the contract.

The underlying funds may trade in the following types of derivative contracts.

   Futures Contracts
   Futures  contracts  provide for the future sale by one party and  purchase by another  party of a specified  amount of an  underlying  asset at a specified price,  date, and time.  Entering into a contract to buy an underlying  asset is commonly  referred  to as buying a contract or holding a long  position in the asset.  Entering into a contract to sell an underlying  asset is commonly referred to as selling a contract  or holding a short  position in the asset.
   Futures  contracts  are  considered  to  be  commodity   contracts.   Futures
   contracts traded OTC are frequently referred to as forward contracts.

   The underlying funds may buy/sell financial futures contracts.

   Options
   Options are rights to buy or sell an underlying  asset for a specified  price
   (the exercise  price) during,  or at the end of, a specified  period.  A call option gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer) of the option.  A put option  gives the holder the right to sell the underlying  asset to the writer of the option.  The writer of the option  receives  a payment,  or  premium,  from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call options on portfolio  securities in  anticipation  of an increase in the value of the underlying asset;

|     Buy put options on portfolio  securities in  anticipation of a decrease in the value of the underlying asset.

   Each  underlying  fund may also write call  options on all or any  portion of its portfolio  securities  and on financial or stock index futures  contracts
   (as permitted) to generate  income from premiums,  and in  anticipation  of a decrease or only limited increase in the value of the underlying  asset. If a call  written  by the  underlying  fund is  exercised,  the  underlying  fund foregoes  any  possible  profit from an  increase in the market  price of the underlying asset over the exercise price plus the premium received.

   Each  underlying  fund may also write put  options on all or a portion of its portfolio  securities  and on financial or stock index futures  contracts (as permitted)  to  generate  income from  premiums,  and in  anticipation  of an increase or only limited  decrease in the value of the underlying  asset.  In writing  puts,  there is a risk that the  underlying  fund may be required to take delivery of the underlying  asset when its current market price is lower than the exercise price.

   When the  underlying  fund writes  options on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions

   Repurchase Agreements
   Repurchase  agreements are  transactions  in which the underlying fund buys a security  from a dealer  or bank and  agrees to sell the  security  back at a mutually  agreed upon time and price.  The repurchase  price exceeds the sale price,  reflecting  the  Fund's  return on the  transaction.  This  return is unrelated to the interest  rate on the  underlying  security.  An  underlying fund  will  enter  into  repurchase  agreements  only  with  banks  and other
   recognized  financial  institutions,   such  as  securities  dealers,  deemed
   creditworthy by the Adviser.

   The underlying  funds' custodian or subcustodian  will take possession of the securities  subject to  repurchase  agreements.  The Adviser or  subcustodian will  monitor the value of the  underlying  security  each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse  repurchase   agreements  are  repurchase   agreements  in  which  an
   underlying fund is the seller (rather than the buyer) of the securities,  and agrees  to  repurchase  them at an  agreed  upon  time and  price.  A reverse repurchase  agreement may be viewed as a type of borrowing by the  underlying
   fund.  Reverse  repurchase   agreements  are  subject  to  credit  risks.  In
   addition,  reverse  repurchase  agreements  create leverage risks because the
   Fund must  repurchase the underlying  security at a higher price,  regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed  delivery  transactions,  including  when  issued  transactions,  are arrangements  in which the underlying  fund buys  securities for a set price, with  payment and  delivery of the  securities  scheduled  for a future time.
   During the period between purchase and settlement,  no payment is made by the underlying  fund to the issuer  and no  interest  accrues  to the  underlying fund. The underlying fund records the  transaction  when it agrees to buy the securities and reflects  their value in determining  the price of its shares.
   Settlement   dates  may  be  a  month  or  more  after  entering  into  these transactions  so that the  market  values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions  create interest rate risks for the underlying fund.  Delayed  delivery  transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with other delayed  delivery  transactions,  a seller agrees to issue a
      TBA  security at a future date.  However,  the seller does not specify the particular  securities  to be  delivered.  Instead,  the  underlying  fund agrees to accept any security  that meets  specified  terms.  For example, in a TBA mortgage backed  transaction,  the underlying fund and the seller would agree upon the  issuer,  interest  rate and terms of the  underlying
      mortgages.   The  seller  would  not  identify  the  specific   underlying
      mortgages  until it issues the security.  TBA mortgage  backed  securities increase interest rate risks because the underlying  mortgages may be less favorable than anticipated by the underlying fund.

   Securities Lending
   An  underlying  fund may lend  portfolio  securities  to  borrowers  that the
   Adviser deems  creditworthy.  In return, the underlying fund receives cash or liquid  securities  from  the  borrower  as  collateral.  The  borrower  must furnish  additional  collateral if the market value of the loaned  securities increases.  Also,  the borrower must pay the  underlying  fund the equivalent of any dividends or interest received on the loaned securities.

   The underlying  fund will reinvest cash collateral in securities that qualify as an acceptable  investment for the fund. However,  the underlying fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the underlying  fund or the borrower.  The underlying  fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in  anticipation  of any important  vote. The  underlying  fund may pay  administrative  and custodial fees  in  connection  with a loan  and may pay a  negotiated  portion  of the interest  earned on the cash  collateral  to a  securities  lending  agent or broker.

   Securities  lending  activities are subject to interest rate risks and credit risks.

   Asset Coverage
   In order to secure its obligations in connection with  derivatives  contracts or special  transactions,  an underlying  fund will either own the underlying assets, enter into an offsetting  transaction or set aside readily marketable securities  with a  value  that  equals  or  exceeds  the  underlying  fund's obligations.  Unless the underlying fund has other readily  marketable assets to set aside, it cannot trade assets used to secure such obligations  without entering  into an  offsetting  derivative  contract or  terminating a special transaction.  This may cause the underlying  fund to miss  favorable  trading opportunities  or to  realize  losses  on  derivative  contracts  or  special transactions.

Investing in Securities of Other Investment Companies
The  underlying  funds may invest its assets in securities  of other  investment companies,  including the  securities of  affiliated  money market funds,  as an efficient  means of carrying  out their  investment  policies  and  managing any uninvested cash.

INVESTMENT RISKS
================================================================================

There are many factors which may affect an  investment in the Funds.  The Funds'
principal  risks are described in the  prospectus.  Additional  risk factors are outlined below.

Stock Market Risks
The value of equity  securities in an underlying  fund's portfolio will rise and fall. These  fluctuations  could be a sustained trend or a drastic movement.  An underlying  fund's  portfolio  will  reflect  changes  in prices  of  individual portfolio  stocks or general  changes  in stock  valuations.  Consequently,  the
Fund's share price may decline.

The Adviser or subadviser  of an underlying  fund attempts to manage market risk by limiting  the amount an  underlying  fund  invests in each  company's  equity securities.  However,  diversification  will not  protect  the  underlying  fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies  with  similar  characteristics  may  be  grouped  together  in  broad categories called sectors.  Sector risk is the possibility that a certain sector may  underperform  other  sectors  or the market as a whole.  As the  Adviser or subadviser  of  an  underlying  fund  allocates  more  of an  underlying  fund's portfolio holdings to a particular sector,  that fund's performance will be more susceptible  to any economic,  business or other  developments  which  generally affect that sector.

Liquidity Risks
Trading  opportunities  are more  limited  for  equity  securities  that are not widely  held.  This may make it more  difficult  to sell or buy a security  at a favorable price or time.  Consequently,  an underlying fund may have to accept a lower price to sell a security,  sell other  securities to raise cash or give up an  investment  opportunity,  any of which  could have a negative  effect on the underlying fund's (and, therefore,  the Fund's) performance.  Infrequent trading of securities may also lead to an increase in their price volatility.

Trading  opportunities  are more limited for fixed income  securities  that have not received any credit ratings,  have received  ratings below  investment grade or are not widely held.

Trading  opportunities are more limited for CMOs that have complex terms or that are not widely held.  These features may make it more difficult to sell or buy a security at a favorable  price or time.  Consequently,  an  underlying  fund may have to accept a lower price to sell a security,  sell other securities to raise cash or give up an  investment  opportunity,  any of which could have a negative effect on the  underlying  fund's  (and,  therefore,  the  Fund's)  performance.
Infrequent  trading of  securities  may also lead to an  increase in their price volatility.

Liquidity risk also refers to the  possibility  that an underlying  fund may not be able to sell a security or close out a derivative  contract when it wants to.
If this happens,  the  underlying  fund will be required to continue to hold the security or keep the position open, and the underlying fund could incur losses.

OTC  derivative   contracts   generally   carry  greater   liquidity  risk  than
exchange-traded contracts.

Risks Related to Investing for Growth
Due to their  relatively  high  valuations,  growth  stocks are  typically  more volatile  than  value  stocks.  For  instance,  the price of a growth  stock may experience  a larger  decline  on a  forecast  of  lower  earnings,  a  negative fundamental  development,  or an adverse  market  development.  Further,  growth stocks may not pay  dividends  or may pay lower  dividends  than  value  stocks.
This  means  they  depend  more on price  changes  for  returns  and may be more adversely  affected  in a down market  compared to value  stocks that pay higher dividends.

Risks Related to Investing for Value
Due to  their  relatively  low  valuations,  value  stocks  are  typically  less volatile  than  growth  stocks.  For  instance,  the price of a value  stock may experience  a smaller  increase  on a forecast  of higher  earnings,  a positive fundamental development,  or positive market development.  Further, value stocks tend to have higher  dividends than growth  stocks.  This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally,  the smaller the market  capitalization  of a company,  the fewer the number of shares traded  daily,  the less liquid its stock and the more volatile its price.  For  example,  medium  capitalization  stocks may be less liquid and
more   volatile   than   stocks  of   larger,   well-known   companies.   Market
capitalization  is  determined  by  multiplying  the  number of its  outstanding shares by the current market price per share.

Companies with smaller market  capitalizations  also tend to have unproven track records, a limited product or service base and limited access to capital.  These factors also increase  risks and make these  companies  more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies  fluctuate daily. The combination of currency risk and  market  risk  tends to make  securities  traded  in  foreign  markets  more volatile than securities traded exclusively in the U.S.

The Adviser or  subadviser of an  underlying  fund  attempts to manage  currency
risk  by  limiting  the  amount  the  underlying   Fund  invests  in  securities
denominated in a particular currency. However,  diversification will not protect the underlying  fund against a general  increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single currency of the European  Monetary Union (EMU).  With the advent of the Euro,  the  participating  countries  in the EMU can no longer follow independent  monetary  policies.  This may limit these countries' ability to respond to  economic  downturns  or  political  upheavals,  and  consequently reduce the value of  their foreign government securities.

Risks of Foreign Investing
Foreign  securities pose additional  risks because foreign economic or political conditions may be less favorable than those of the United States.  Securities in foreign  markets may also be subject to taxation  policies  that reduce  returns for U.S. investors.

Foreign companies may not provide information  (including financial  statements)
as  frequently  or to as great an  extent as  companies  in the  United  States.
Foreign  companies may also receive less  coverage than United States  companies by market analysts and the financial press. In addition,  foreign  countries may
lack  uniform   accounting,   auditing  and  financial  reporting  standards  or
regulatory requirements comparable to those applicable to U.S. companies.  These factors  may  prevent an  underlying  fund and its  Adviser or  subadviser  from
obtaining  information   concerning  foreign  companies  that  is  as  frequent,
extensive and reliable as the information  available concerning companies in the
United States.

Foreign  countries may have  restrictions on foreign  ownership of securities or
may  impose  exchange  controls,   capital  flow  restrictions  or  repatriation
restrictions  which could adversely affect the liquidity of an underlying fund's investments.

To the extent an underlying fund invests in foreign securities,  its share price may be more  affected by foreign  economic and  political  conditions,  taxation policies,  and  accounting and auditing  standards  than would  otherwise be the case.

Leverage Risks
Leverage  risk is created when an  investment  exposes an  underlying  fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify an underlying fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed  income  securities  rise and fall in response to changes in the interest rate paid by similar securities.  Generally,  when interest rates rise, prices of fixed income  securities fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income  securities  to fall while the prices of other  securities  rise or remain unchanged.

Interest  rate  changes  have a  greater  effect  on the  price of fixed  income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit  risk is the  possibility  that an issuer  will  default on a security by failing to pay  interest  or  principal  when due.  If an issuer  defaults,  the underlying fund will lose money.

Many fixed  income  securities  receive  credit  ratings from  services  such as
Standard & Poor's and Moody's  Investor  Services,  Inc. These  services  assign ratings to  securities  by assessing the  likelihood  of issuer  default.  Lower credit ratings  correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a U.S.  Treasury  security with a comparable  maturity (the spread)
measures the additional  interest paid for risk.  Spreads may increase generally in response to adverse economic or market  conditions.  A security's  spread may also increase if the security's rating is lowered,  or the security is perceived to have an  increased  credit  risk.  An  increase  in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction  involving an underlying  fund  will  fail to meet  its  obligations.  This  could  cause  the underlying  fund  to  lose  the  benefit  of  the  transaction  or  prevent  the underlying  fund from  selling  or buying  other  securities  to  implement  its investment strategy.

Call Risks
Call risk is the  possibility  that an issuer may redeem a fixed income security before  maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income  security is called,  an underlying  fund may have to reinvest the proceeds in other fixed income securities with lower interest rates,  higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally,  homeowners  have the option to prepay  their  mortgages  at any time without penalty.  Homeowners  frequently  refinance high interest rate mortgages when mortgage  rates fall.  This results in the  prepayment  of mortgage  backed
securities  with  higher  interest   rates.   Conversely,   prepayments  due  to
refinancings  decrease when mortgage  rates  increase.  This extends the life of mortgage backed  securities with lower interest  rates.  Other economic  factors
can  also  lead  to  increases  or  decreases  in   prepayments.   Increases  in
prepayments of high interest rate mortgage  backed  securities,  or decreases in prepayments of lower interest rate mortgage backed securities,  may reduce their yield and price. These factors,  particularly the relationship  between interest rates and mortgage  prepayments  makes the price of mortgage  backed  securities more volatile than many other types of fixed income  securities  with comparable credit risks.

Mortgage backed securities  generally  compensate for greater prepayment risk by paying a higher yield.  The  difference  between the yield of a mortgage  backed security and the yield of a U.S.  Treasury  security with a comparable  maturity
(the  spread)  measures  the  additional  interest  paid for risk.  Spreads  may increase  generally  in response to adverse  economic  or market  conditions.  A security's  spread may also  increase if the  security is  perceived  to have an increased  prepayment risk or perceived to have less market demand.  An increase in the spread will cause the price of the security to decline.

An underlying fund may have to reinvest the proceeds of mortgage  prepayments in other fixed income  securities  with lower  interest  rates,  higher  prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The  convertible  securities  in which the Funds may invest  may be rated  below investment  grade.  Convertible  securities  rated below investment grade may be subject to the same risks as those inherent in corporate debt  obligations  that are  rated  below  investment  grade,  also  known  as junk  bonds.  Junk  bonds generally  entail greater  market,  credit and liquidity  risks than  investment grade  securities.  For  example,  their  prices  are  more  volatile,  economic downturns and financial  setbacks may affect their prices more  negatively,  and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with  complex  or  highly  variable  prepayment  terms,  such as  companion classes,  IOs, POs,  Inverse  Floaters and residuals,  generally  entail greater market,  prepayment and liquidity risks than other mortgage  backed  securities.
For example,  their prices are more  volatile  and their  trading  market may be more limited.

Tax Risks
In  order  to be  tax-exempt,  municipal  securities  must  meet  certain  legal requirements.  Failure to meet such requirements may cause the interest received and distributed by an underlying fund to shareholders to be taxable.

Changes  or  proposed  changes  in  federal  tax laws may  cause  the  prices of municipal securities to fall.

Fund Expenses

Mutual  fund   portfolios  bear  expenses  for  advisory  fees  and  operational expenses.  The Funds and the  Underlying  Funds in which they will  invest  will each bear these expenses,  so investors in the Underlying  Funds may bear higher expenses  than a fund that  invests  directly in equity,  fixed  income or money market securities.

FUNDAMENTAL INVESTMENT OBJECTIVES
================================================================================

The Managed Allocation Fund - Conservative  Growth's investment  objective is to seek capital growth and income.

The Managed Allocation Fund - Moderate Growth's investment  objective is to seek capital growth. Income is a secondary objective.

The Managed  Allocation Fund - Aggressive  Growth's  investment  objective is to seek capital appreciation.

Unless  otherwise stated above,  all of the investment  objectives  listed above are  fundamental.  The  investment  objective  may not be  changed by the Funds'
Trustees without shareholder approval.

investment limitations
================================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

The Funds will not:

1.  Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and "regulated investment companies" as defined in the
Code for each Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations.  There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2.  Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund); and (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

In addition, the Funds will not:

1.Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.  (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the
Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information  of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds.  Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement.  However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable.  In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

The Underlying Funds in which the Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

Portfolio Turnover

The portfolio turnover rate for each Fund and underlying fund is calculated by dividing the lesser of a fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The
Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund or underlying fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

DETERMINING MARKET VALUE OF SECURITIES
================================================================================

Market values of the Funds' and the underlying  funds' portfolio  securities are determined as follows:

|     for equity  securities,  according to the last sale price in the market in which they are primarily traded (either a national  securities exchange or the over-the-counter market), if available;

|     in the absence of recorded sales for equity  securities,  according to the mean between the last closing bid and asked prices;

|     futures  contracts  and  options  are  generally  valued at market  values established  by the exchanges on which they are traded at the close of trading
  on  such  exchanges.   Options  traded  in  the  over-the-counter  market  are
  generally  valued  according  to the  mean  between  the last bid and the last asked  price  for the  option as  provided  by an  investment  dealer or other financial  institution  that deals in the option.  The Board may  determine in good faith that  another  method of valuing such  investments  is necessary to appraise their fair market value;

|     for fixed income  securities,  according to the mean between bid and asked prices as  furnished  by an  independent  pricing  service,  except that fixed income  securities with remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

|     for all other  securities at fair value as determined in good faith by the
  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign  securities  may be  completed  at times  which vary from the closing  of the New York  Stock  Exchange  (NYSE).  In  computing  its NAV,  the underlying  fund values  foreign  securities at the latest  closing price on the exchange on which they are traded  immediately prior to the closing of the NYSE.
Certain  foreign  currency  exchange  rates may also be determined at the latest rate prior to the  closing  of the NYSE.  Foreign  securities  quoted in foreign currencies are  translated  into U.S.  dollars at current  rates.  Occasionally, events that affect these values and exchange  rates may occur  between the times at which  they are  determined  and the  closing  of the  NYSE.  If such  events materially  affect the value of portfolio  securities,  these  securities may be valued at their fair value as determined in good faith by the underlying  funds'
Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
================================================================================

Each  Fund's  net asset  value  (NAV) per Share  fluctuates  and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may  differ  due to the  variance  in daily net income  realized by each class.  Such  variance  will  reflect  only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE-Class B Shares
These reductions or eliminations are offered because:  no sales commissions have been advanced to the investment  professional  selling  Shares;  the shareholder has already paid a Contingent  Deferred  Sales Charge  (CDSC);  or nominal sales efforts are associated with the original purchase of Shares.

Upon  notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

|     following  the death or  post-purchase  disability,  as defined in Section
   72(m)(7)  of the  Internal  Revenue  Code  of  1986,  of the  last  surviving shareholder;

|     representing minimum required  distributions from an Individual Retirement
   Account or other  retirement  plan to a shareholder  who has attained the age of 70 1/2;

|     of Shares  that  represent  a  reinvestment  within 90 days of a  previous redemption;

|     of Shares held by the Trustees,  employees,  and sales  representatives of the Fund, the Adviser,  the  Distributor and their  affiliates;  employees of any investment  professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

|     of  Shares  originally  purchased  through  a  bank  trust  department,  a registered  investment  adviser or  retirement  plans  where the third  party administrator  has entered into certain  arrangements with the Distributor or its affiliates,  or any other investment professional,  to the extent that no payments were advanced for purchases made through these entities;

|     which  are  involuntary  redemptions  processed  by  a  Fund  because  the accounts do not meet the minimum balance requirements; and

|     which are  qualifying  redemptions  of Class B Shares  under a  Systematic
   Withdrawal Program.

HOW ARE THE FUNDS SOLD?
================================================================================

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLANS (Class b shares)
As  compensation  type  plans,  the Rule  12b-1  Plans are  designed  to pay the
Distributor  (who  may  then  pay  investment   professionals   such  as  banks,
broker/dealers  (including  M&T  Securities,  Inc.  and its  affiliates),  trust
departments  of  banks,  and  registered   investment  advisers)  for  marketing
activities  (such as advertising,  printing and distributing  prospectuses,  and providing incentives to investment  professionals) to promote sales of Shares so that  overall  Fund assets are  maintained  or  increased.  This helps the Funds achieve  economies  of scale,  reduce per share  expenses,  and provide cash for orderly  portfolio  management and Share  redemptions.  In addition,  the Funds'
service  providers  that  receive  asset-based  fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor  more or less than its actual marketing expenses.  In no event  will the Fund pay for any  expenses  of the  Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Funds may pay M&T Securities,  Inc. for providing  shareholder  services and maintaining  shareholder  accounts.  M&T  Securities,  Inc. may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment  professionals  may be paid fees out of the assets of the Distributor
(but not out of Fund assets) or Adviser.  The  Distributor  may be reimbursed by the Adviser or its affiliates.

Investment  professionals  receive such fees for providing  distribution-related or shareholder  services such as sponsoring  sales,  providing sales literature, conducting  training  seminars  for  employees,  and  engineering  sales-related computer software programs and systems.  Also,  investment  professionals may be paid cash or promotional  incentives,  such as reimbursement of certain expenses relating  to  attendance  at  informational  meetings  about  the  Fund or other special  events at  recreational-type  facilities,  or items of material  value.
These  payments  will  be  based  upon  the  amount  of  Shares  the  investment professional  sells or may sell  and/or  upon  the type and  nature  of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES
================================================================================
You may contact the  Distributor to request a purchase of Shares in exchange for securities  you own. The Funds reserve the right to determine  whether to accept your  securities  and the minimum  market value to accept.  The Funds will value your  securities  in the same manner as it values its assets.  This  exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
================================================================================

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial,  or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
================================================================================

Although  each Fund intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because  the  Funds  have  elected  to be  governed  by  Rule  18f-1  under  the
Investment  Company Act of 1940, each Fund is obligated to pay Share redemptions to any one  shareholder  in cash only up to the lesser of  $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Funds' Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio  securities,  valued in the same way as the Fund  determines  its NAV.
The  portfolio  securities  will be selected  in a manner that the Funds'  Board deems fair and equitable and, to the extent  available,  such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind,  shareholders  receiving  the  portfolio  securities  and selling  them before  their  maturity  could  receive  less than the  redemption  value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION
================================================================================

VOTING RIGHTS
Each Share of a Fund gives the  shareholder  one vote in Trustee  elections  and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting  only a  particular  Fund or class,  only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  shares of all series entitled to vote.

TAX INFORMATION
================================================================================

FEDERAL INCOME TAX
Each Fund intends to meet  requirements of Subchapter M of the Internal  Revenue
Code applicable to regulated  investment  companies.  If these  requirements are not met, it will not receive  special tax treatment and will pay federal  income tax.

Each Fund will be treated as a single,  separate  entity for federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If an underlying fund purchases foreign securities,  their investment income may be subject to foreign  withholding  or other taxes that could  reduce the return on these  securities.  Tax  treaties  between  the  United  States  and  foreign countries,  however,  may reduce or  eliminate  the  amount of foreign  taxes to which the Fund would be  subject.  The  effective  rate of foreign tax cannot be predicted  since  the  amount  of Fund  assets  to be  invested  within  various countries is uncertain.  However,  the underlying  funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions  from an underlying  fund may be based on estimates of book income for the  year.  Book  income  generally  consists  solely of the  coupon  income generated by the portfolio,  whereas  tax-basis  income includes gains or losses attributable  to currency  fluctuation.  Due to  differences in the book and tax treatment of fixed-income  securities  denominated in foreign currencies,  it is difficult to project  currency  effects on an interim basis.  Therefore,  to the
extent  that  currency   fluctuations  cannot  be  anticipated,   a  portion  of
distributions to shareholders  could later be designated as a return of capital, rather than income, for income tax purposes,  which may be of particular concern to simple trusts.

If an  underlying  fund  invests in the stock of certain  foreign  corporations, they  may  constitute  Passive  Foreign  Investment  Companies  (PFIC),  and the
underlying fund may be subject to Federal income taxes upon  disposition of PFIC investments.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
================================================================================

BOARD OF TRUSTEES
The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Funds. Where required,  the tables separately list Board members who are  "interested  persons" of the Funds (i.e.,  "Interested"  Board members)
and those who are not (i.e.,  "Independent"  Board  members).  Each Board member oversees  all  portfolios  of the  Trust  and  serves  for an  indefinite  term.
Information  about  each  Board  member  is  provided  below and  includes  each person's:  name,  address,  birthdate,  present position(s) held with the Trust, principal  occupations for the past five years,  other  directorships  held, and total  compensation  received  as a Trustee  from the Trust for its most  recent fiscal year. The Trust is composed of eighteen funds and is the only  investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

-------------------------------------------------------------- -------------
Name
Address             --                                         ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupations for Past Five          From
--------------------  Years and Other Directorships Held          Trust
Date Service Began
                    ------------------------------------------ -------------
Mark J. Czarnecki+    Principal Occupations: Executive Vice         $0
--------------------  President, Manufacturers and Traders
Manufacturers and     Trust Company ("M&T Bank"), division
Traders Trust         head for M&T Bank's investment area,
Company               M&T Investment Group.
One M&T Plaza
Buffalo, NY 14203     Other Directorships Held:  None
Birthdate:
November 3, 1955

Trustee

Began serving:
August 2000

--------------------------------------------------------------------------------------

+ Mark J.  Czarnecki  is  "interested"  due to positions he holds with M&T Bank, the Funds' adviser.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

-------------------------------------------------------------- -------------
Name
Address             --                                         ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupationsfor Past Five           From
--------------------  Years and Other Directorships Held          Trust*
Date Service Began
Randall I. Benderson   Principal Occupations: President and      $13,000
--------------------  Chief Operating Officer, Benderson
570 Delaware Avenue   Development Company, Inc.
Buffalo, NY           (construction).
Birth date: January
12, 1955              Other Directorships Held: None

Trustee

Began serving:
February 1990

-------------------------------------------------------------- -------------
Joseph J. Castiglia   Principal Occupations: Chairman of the     $13,000
Roycroft Campus       Board,  HealthNow New York, Inc.
21 South Grove        (health care company) ; Chairman of
Street, Suite 291     the Board, Catholic Health System of
East Aurora, NY       Western New York (hospitals, long-term
14052                 care, home health care); and former
Birth date: July      President, Chief Executive Officer and
20, 1934              Vice Chairman, Pratt & Lambert United,
                      Inc. (manufacturer of paints and
Trustee               chemical specialties).

Began serving:        Other Directorships Held: Energy East
February 1988         Corp.

---------------------
                    ------------------------------------------ -------------
John S. Cramer        Principal Occupations: Retired              $8,000
4216 Jonathan Lane    President and Chief Executive Officer,
Harrisburg, PA 17110  Pinnacle Health System (health care).
Birth date:
February 22, 1942     Other Directorships Held: None

Trustee

Began serving:
December 2000

                    ------------------------------------------ -------------
Daniel R. Gernatt,    Principal Occupations: President and       $13,000
Jr.                   CFO, Gernatt Asphalt Products, Inc.;
Richardson & Taylor   Executive Vice President, Dan Gernatt
Hollow Roads          Gravel Products, Inc.; Vice President,
Collins, NY           Country Side Sand & Gravel, Inc.
Birth  date: July
14, 1940              Other Directorships Held: None

Trustee

Began serving:
February 1988

-------------------------------------------------------------- -------------
George K.             Principal Occupations: Retired             $12,500
Hambleton, Jr.        President, Brand Name Sales, Inc.
1003 Admiral's Walk   (catalog showroom operator); Retired
Buffalo, NY           President, Hambleton & Carr, Inc.
Birth date:           (catalog showroom operator).
February 8, 1933
                      Other Directorships Held: None
Trustee

Began serving:
February 1988

*  This Compensation includes payments made to the Trust's Trustees by VISION
Group of Funds, Inc. (Corporation) in their capacity as Directors of the
Corporation.  The Corporation reorganized into the Trust on November 8, 2000.
(See "How are the Funds Organized").

OFFICERS

-------------------------------------------------------------- -------------

----------------------                                       --------------------------------------------------------------------------------
                      ---------------------------------------
--------------------                                           ------------
Name                                                              Total
Address               ---------------------------------------  Compensation
----------------------Principal Occupations for Past Five          From
Birth date            Years and Previous Positions               Trust**
Position With Trust
-------------------------------------------------------------- -------------
Edward C. Gonzales    Principal Occupations: President,             $0
--------------------  Executive Vice President and Treasurer
Federated Investors   of other funds distributed by
Tower                 Federated Securities Corp.; Vice
Pittsburgh, PA        Chairman, Federated Investors, Inc.;
Birth date: October   Trustee, Federated Administrative
22, 1930              Services.

Chairman and          Previous Positions:  Trustee or
Treasurer             Director of other funds distributed by
                      Federated Securities Corp.; CEO and
                      Chairman, Federated Administrative
                      Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

                    ---
--------------------- ---------------------------------------- -------------
Carl W. Jordan        Principal Occupations: President, M&T         $0
One M&T Plaza         Securities, Inc., since 1998;
Buffalo, NY           Administrative Vice President, M&T
Birth date: January   Bank, 1995-1998.
2, 1955

President

--------------------- ---------------------------------------- -------------
Kenneth G. Thompson   Principal Occupations: Vice President,        $0
One M&T Plaza         M&T Bank, since 1999; Regional Sales
Buffalo, NY           Manager, M&T Securities, Inc.,
Birth date:           1995-1999.
September 4, 1964

Vice President

--------------------- ---------------------------------------- -------------
Beth S. Broderick     Principal Occupations: Vice President,        $0
Federated Investors   Mutual Fund Services Division,
Tower                 Federated Services Company.
Pittsburgh, PA
Birth date: August
2, 1965

Vice President and
Assistant Treasurer

-------------------------------------------------------------- -------------
C. Grant Anderson     Principal Occupations: Corporate              $0
Federated Investors   Counsel, Federated Investors, Inc.;
Tower                 Vice President, Federated Services
Pittsburgh, PA        Company.
Birth date:
November 6, 1940

Secretary

-------------------------------------------------------------- -------------
** Officers do not receive any compensation from the Funds.

COMMITTEES of the board
Board     Committee        Committee Functions                         Meetings Held
Committee Members                                                      During Last
                                                                       Fiscal Year

 Audit    Randall I.       The Audit Committee reviews and                  One
          Benderson        recommends to the full Board the
          ---------------  independent auditors to be selected to
          Joseph J.        audit the Funds' financial statements;
          Castiglia        meets with the independent auditors
          John S. Cramer   periodically to review the results of the
          Daniel R.        audits and report the results to the full
          Gernatt, Jr.     Board; evaluates the independence of the
          George K.        auditors, reviews the Funds' internal
          Hambleton, Jr.   audit function; and investigates any
                           matters brought to the Committee's
                           attention that are within the scope of
                           its duties.

--------------------------------------------------------------------------------

Board ownership of shares in the funds and in the TRUST
AS OF dECEMBER 31, 2001
Interested           Dollar            Aggregate
Board Member Name      Range of--Dollar Range of
                     Shares      Shares Owned in
                          Owned--      the Trust
                     in Fund[s]
Mark J. Czarnecki                  Over $100,000
     VISION Mid      $1-$10,000
Cap Stock Fund
     VISION Large
Cap Value          -----------------------------
-------------------  $10,000-$50,000
     Fund
     VISION
Tax-Free Money     -----------------------------
-------------------  Over
     Market Fund       $100,000

-------------------

Independent          Dollar            Aggregate
Board Member Name      Range of--Dollar Range of
                     Shares      Shares Owned in
                          Owned--      the Trust
                     in Fund[s]
Randall I.                 None             None
Benderson

Joseph J. Castiglia                   $1-$10,000
     VISION Money    $1-$10,000
Market Fund

John S. Cramer                        $1-$10,000
     VISION Large    $1-$10,000
Cap Core Fund
     VISION
Managed Allocation -----------------------------
-------------------  $1-$10,000
     Fund -
Aggressive Growth
     VISION
International      -----------------------------
Equity               $1-$10,000
-------------------
     Fund

Daniel R. Gernatt,         None             None
Jr.

George K.                        $50,000-$100,000
Hambleton, Jr.
     VISION
Institutional Prime-----------------------------
-------------------  $50,000-$100,000
     Money Market
Fund

--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the Investment Company Act of 1940 ("1940 Act"), the Funds'
Board has reviewed the Funds' investment advisory contract and subadvisory contracts.  The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's and subadvisers' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T organization in addition to investment advisory services.

In assessing the Adviser's and subadvisers' performance of their respective obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the adviser and subadvisers.  This includes fees received for services provided to the
Funds by other entities in the M&T organization and research services received by the Adviser and subadvisers from brokers that execute Fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation:  the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee.  The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Adviser and subadviser on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the
Board requests and receives a significant amount of information about the Funds and the Adviser and subadviser.  M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the
Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or
"peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the Adviser and the subadviser and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the funds and/or the Adviser are responding to them.

The Board also receives financial information about the Adviser and subadviser, including reports on the compensation and benefits the Adviser or subadviser, as the case may be, derives from its relationships with the Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser's or subadviser's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds'
administrator and transfer agent).  The reports also discuss any indirect benefit the Adviser or subadviser may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the VISION family of funds, the
Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by M&T.

Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser, subadvisers and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the
Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price. The Adviser and sub-advisers  will generally use those who are recognized dealers  in  specific  portfolio  instruments,  except  when a better  price and execution of the order can be obtained  elsewhere.  The Adviser and sub-advisers may  select  brokers  and  dealers  based on whether  they also  offer  research services (as described  below).  In selecting among firms believed to meet these criteria,  the Adviser and  sub-advisers  may give  consideration to those firms which have sold or are selling  Shares of the Fund and other  funds  distributed by the  Distributor  and its  affiliates.  The  Adviser  and  sub-advisers  make decisions on portfolio  transactions  and select brokers and dealers  subject to review by the Funds' Board.

Research Services
Research  services  may include  advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services may be used by the Adviser or  sub-advisers in advising other accounts.
To the extent that receipt of these services may replace  services for which the
Adviser,  the  sub-advisers  or their  affiliates  might otherwise have paid, it would tend to reduce their expenses.  The Adviser,  the  sub-advisers  and their affiliates  exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities  transactions.  They determine in good faith that commissions  charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment  decisions for the Funds are made  independently  from those of other accounts  managed  by the  Adviser.  When  the  Funds  and one or more of  those accounts  invests in, or disposes of, the same security,  available  investments or  opportunities  for sales will be allocated among the Fund and the account(s)
in a manner believed by the Adviser to be equitable.  While the coordination and ability to  participate  in volume  transactions  may benefit  the Funds,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Funds.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated   Services   Company  (FSC)  and  M&T   Securities,   Inc.   serve  as
co-administrators   to  the  Trust  and   provide   the   Funds   with   certain
administrative  personnel  and  services  necessary  to operate  the Funds.  The administrative  services are  provided for an aggregate  annual fee as specified below:

Fees Payable to FSC:

Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.06%                on the first $2 billion
---------------------------------------------------------------
0.03%                on the next $3 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:
Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.04%                on the first $5 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------

FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, also serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Fund for these transfer agency services.

Service Arrangements Prior To November 1, 2000
Prior to November 1, 2000,  different  servicing  arrangements were in place for
the   Corporation.   Federated   Administrative   Services   (FAS)   served   as
administrator  for  the  Corporation,   and  provided  the  Funds  with  certain
administrative  personnel  and  services  necessary  to operate  the Funds.  FSC served as transfer agent (through its affiliate,  FSSC) and fund  accountant for the Corporation, and provided the Funds with certain financial,  administrative, transfer  agency and fund  accounting  services.  FAS, FSC and FSSC are indirect wholly owned  subsidiaries  of Federated  Investors,  Inc.  These  services were provided for an aggregate annual fee as specified below:

Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds, Inc.
---------------------------------------------------------------
0.140 of 1%          on the first $1.4 billion
---------------------------------------------------------------
0.100 of 1%          on the next $750 million
---------------------------------------------------------------
0.070%               on assets in excess of $2.15 billion
---------------------------------------------------------------

Prior to  December  1,  1997,  FAS was paid an  administrative  fee by the Funds based on the following schedule:
Maximum           Average  Aggregate Daily Net Assets of
Administrative    the Vision Group of Funds, Inc.
Fee
---------------------------------------------------------
0.150 of 1%       on the first $250 million
---------------------------------------------------------
0.125 of 1%       on the next $250 million
---------------------------------------------------------
0.100 of 1%       on the next $250 million
---------------------------------------------------------
0.075 of 1%       on assets in excess of $750 million
---------------------------------------------------------

The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust  Company,  Boston,  Massachusetts,  is custodian for the securities and cash of the Funds.  Foreign  instruments  purchased by a Fund are held by foreign banks  participating in a global custody network coordinated by State Street Bank.  Effective  November 1, 2000,  State Street Bank and Trust
Company  provides  financial  administration  and fund  accounting  services the
Funds for an  aggregate  annual  fee of 0.045% of the Funds'  average  daily net assets.

INDEPENDENT Auditors
The independent  auditors for the Fund,  Ernst & Young LLP,  conducts its audits in accordance with auditing  standards  generally  accepted in the United States of  America,  which  require  it to plan  and  perform  its  audits  to  provide
reasonable   assurance  about  whether  the  Funds'  financial   statements  and
financial highlights are free of material misstatement.

HOW DO THE FUNDS MEASURE PERFORMANCE?
================================================================================

The Funds may advertise  Share  performance by using the Securities and Exchange
Commission's  (SEC) standard  method for calculating  performance  applicable to all mutual funds. The SEC also permits this standard performance  information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes  or  differences  in a Fund's or any class of  Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings fluctuate  daily.  Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific  period of time,  and includes the  investment  of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares  purchased  at the  beginning of the period with $10,000, less any applicable sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends and distributions.

When  Shares  of a Fund  are in  existence  for less  than a year,  the Fund may advertise  cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The  yield  of  Shares  of the  Funds is  calculated  by  dividing:  (i) the net investment  income per Share earned by the Shares over a 30-day period;  by (ii)
the maximum offering price per Share on the last day of the period.  This number is then annualized using semi-annual compounding.  This means that the amount of income  generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|     references  to  ratings,   rankings,  and  financial  publications  and/or
   performance comparisons of Shares to certain indices;

|     charts,  graphs and illustrations  using the Funds' returns, or returns in
   general,   that   demonstrate   investment   concepts  such  as  tax-deferred
   compounding, dollar-cost averaging and systematic investment;

|     discussions of economic,  financial and political  developments  and their impact on the securities market,  including the portfolio  manager's views on how such developments could impact the Funds; and

|     information  about the  mutual  fund  industry  from  sources  such as the
   Investment Company Institute.

The  Funds  may  compare  their  performance,  or  performance  for the types of securities in which they invest,  to a variety of other  investments,  including federally insured bank products such as bank savings  accounts,  certificates of deposit, and Treasury bills.

The Funds may quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use  financial  publications  and/or  indices to obtain a more  complete view of Share performance.  When comparing performance,  you should consider all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Funds use in advertising may include:

|     Lipper  Analytical  Services,  Inc. ranks funds in various fund categories by making comparative  calculations using total return.  Total return assumes the reinvestment of all capital gains  distributions and income dividends and takes into  account any change in net asset  value over a specific  period of time.  From time to time,  the  Government  Fund and the NY Municipal  Income
   Fund will quote their Lipper rankings in the "General U.S.  Government Funds"
   and  the  "New  York  Municipal  Bond  Funds"  categories,  respectively,  in advertising and sales literature. (All Funds)

|     Dow Jones Industrial Average ("DJIA")  represents share prices of selected blue chip  industrial  corporations.  The DJIA indicates daily changes in the average price of stock of these  corporations.  Because it represents the top corporations of America,  the DJIA index is a leading economic  indicator for the stock market as a whole. (Equity Funds)

|     Standard & Poor's Daily Stock Price  Indices of 500 And 400 Common  Stocks
   are  composite  indices of common  stocks in  industry,  transportation,  and financial  and public  utility  companies  that can be used to compare to the total  returns of funds whose  portfolios  are  invested  primarily in common stocks.  In addition,  the Standard & Poor's indices assume  reinvestment  of all  dividends  paid by  stocks  listed on its  indices.  Taxes due on any of these  distributions  are not  included,  nor are  brokerage  or  other  fees calculated in the Standard & Poor's figures. (Equity Funds)

|     Consumer  Price  Index  is  generally   considered  to  be  a  measure  of
   inflation. (All Funds)

|     New York Stock Exchange  Composite  Index is a market value weighted index which  relates all NYSE stocks to an  aggregate  market  value as of December
   31, 1965, adjusted for capitalization changes. (Equity Funds)

|     Value Line Composite Index consists of  approximately  1,700 common equity securities.  It is based on a geometric  average of relative price changes of the component stocks and does not include income. (Equity Funds)

|     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

|     Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the
   Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas.
   Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

|     Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

|     Morningstar,  Inc., an independent rating service, is the publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates more than l,000
   NASDAQ-listed  mutual funds of all types,  according  to their  risk-adjusted returns.  The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

Advertising  and other  promotional  literature may include  charts,  graphs and other  illustrations  using the Funds'  returns,  or returns  in  general,  that
demonstrate  basic  investment   concepts  such  as  tax-deferred   compounding,
dollar-cost  averaging  and  systematic  investment.  In  addition,  a Fund  can compare its performance,  or performance for the types of securities in which it invests,  to a variety of other  investments,  such as  federally  insured  bank products,  including  time  deposits,  bank savings  accounts,  certificates  of deposit,  and  Treasury  bills,  and to money  market  funds  using  the  Lipper
Analytical Services money market instruments  average.  Unlike federally insured bank  products,  the Shares of the Funds are not  insured.  Unlike  money market funds,  which attempt to maintain a stable net asset value,  the net asset value of the Income and Equity  Funds'  Shares  fluctuates.  Advertisements  may quote performance  information  which does not  reflect  the effect of any  applicable sales charges.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have  entrusted  over  $7  trillion  to the  more  than  8,157  funds  available according to the Investment Company Institute.

INVESTMENT RATINGS
================================================================================

Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Moody's Investors Service, Inc.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Fitch IBCA, Inc./Fitch Investors Service, L.P.

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely  payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

Other Considerations

Among the factors  considered by Moody's in assigning  bond, note and commercial paper  ratings  are  the  following:  (i) evaluation  of the  management  of the issuer;  (ii) economic  evaluation of the issuer's industry or industries and an appraisal  of  speculative-type  risks which may be  inherent in certain  areas;
(iii)  evaluation  of the  issuer's  products  in relation  to  competition  and customer acceptance;  (iv) liquidity;  (v) amount and quality of long-term debt;
(vi) trend of earnings over a period of 10 years;  (vii) financial strength of a parent  company and the  relationships  which exist with the issuer;  and (viii)
recognition by management of obligations  which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors  considered  by S&P in  assigning  bond,  note and  commercial paper  ratings  are the  following:  (i) trend  of  earnings  and cash flow with allowances  made for  unusual  circumstances,  (ii)  stability  of the  issuer's industry,  (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDRESSES
================================================================================

VISION Managed Allocation Fund - Conservative Growth

Class B Shares

VISION Managed Allocation Fund - Moderate Growth

Class B Shares

VISION Managed Allocation Fund - Aggressive Growth

Class B Shares

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

Investment Adviser
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072